UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Inflation-Protected Securities Index Fund Investor Shares - VTIPX

Short-Term Inflation-Protected Securities Index Fund ETF Shares - VTIP

Short-Term Inflation-Protected Securities Index Fund Admiral™ Shares - VTAPX

Short-Term Inflation-Protected Securities Index Fund Institutional Shares - VTSPX

Emerging Markets Bond Fund Investor Shares - VEMBX

Emerging Markets Bond Fund Admiral™ Shares - VEGBX

Short Duration Bond ETF ETF Shares - VSDB

Vanguard Short-Term Inflation-Protected Securities Index Fund

Investor Shares (VTIPX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1967

Vanguard Short-Term Inflation-Protected Securities Index Fund

ETF Shares (VTIP) Nasdaq

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3365

Vanguard Short-Term Inflation-Protected Securities Index Fund

Admiral™ Shares (VTAPX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR567

Vanguard Short-Term Inflation-Protected Securities Index Fund

Institutional Shares (VTSPX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1867

Vanguard Emerging Markets Bond Fund

Investor Shares (VEMBX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,462
Number of Portfolio Holdings	322
Portfolio Turnover Rate	79%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Africa	12.0%
Asia	24.3%
Europe	13.3%
North America	26.2%
South America	18.9%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1431

Vanguard Emerging Markets Bond Fund

Admiral™ Shares (VEGBX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,462
Number of Portfolio Holdings	322
Portfolio Turnover Rate	79%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Africa	12.0%
Asia	24.3%
Europe	13.3%
North America	26.2%
South America	18.9%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1531

Vanguard Short Duration Bond ETF

ETF Shares (VSDB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short Duration Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$459
Number of Portfolio Holdings	1,079
Portfolio Turnover Rate	152%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	10.1%
Corporate Bonds	44.7%
Floating Rate Loan Interests	1.9%
Sovereign Bonds	8.9%
U.S. Government and Agency Obligations	41.0%
Other Assets and Liabilities—NetFootnote Reference	(6.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV044

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
Financial Statements	1

Short-Term Inflation-Protected Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2026	2,221,450	2,222,144
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2026	2,749,120	2,787,458
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/2026	3,109,063	3,134,567
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	2,508,770	2,512,690
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	1,264,970	1,286,909
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	3,185,225	3,166,189
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	2,813,581	2,812,372
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	3,190,170	3,238,397
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	2,877,026	2,854,324
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	1,181,609	1,198,456
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	3,147,162	3,158,841
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	1,217,397	1,279,979
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	2,493,751	2,486,251
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	3,244,303	3,359,121
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	2,161,355	2,145,904
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	1,103,101	1,144,424
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	3,281,683	3,368,596
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	1,395,238	1,505,277
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	2,546,912	2,477,370
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	3,435,805	3,489,623
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	2,876,742	2,752,907
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	3,565,116	3,601,045
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	3,149,043	2,997,003
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	3,654,880	3,621,900
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	3,266,858	3,070,719
Total U.S. Government and Agency Obligations (Cost $65,089,468)					65,672,466
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $20,812)	3.687%		208,140	20,812
Total Investments (99.6%) (Cost $65,110,280)					65,693,278
Other Assets and Liabilities—Net (0.4%)					259,594
Net Assets (100%)					65,952,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $65,089,468)	65,672,466
Affiliated Issuers (Cost $20,812)	20,812
Total Investments in Securities	65,693,278
Investment in Vanguard	1,488
Cash	106
Receivables for Accrued Income	267,665
Receivables for Capital Shares Issued	46,742
Total Assets	66,009,279
Liabilities
Payables for Investment Securities Purchased	96
Payables for Capital Shares Redeemed	55,237
Payables to Vanguard	1,074
Total Liabilities	56,407
Net Assets	65,952,872
At March 31, 2026, net assets consisted of:

Paid-in Capital	66,323,622
Total Distributable Earnings (Loss)	(370,750)
Net Assets	65,952,872

Investor Shares—Net Assets
Applicable to 121,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,030
Net Asset Value Per Share—Investor Shares	$25.01

ETF Shares—Net Assets
Applicable to 345,459,954 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,244,569
Net Asset Value Per Share—ETF Shares	$49.92

Admiral™ Shares—Net Assets
Applicable to 966,588,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,207,130
Net Asset Value Per Share—Admiral Shares	$25.04

Institutional Shares—Net Assets
Applicable to 977,421,357 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,498,143
Net Asset Value Per Share—Institutional Shares	$25.06

See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	782,681
Total Income	782,681
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,129
Management and Administrative—Investor Shares	—
Management and Administrative—ETF Shares	1,476
Management and Administrative—Admiral Shares	5,854
Management and Administrative—Institutional Shares	2,402
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	391
Marketing and Distribution—Admiral Shares	586
Marketing and Distribution—Institutional Shares	371
Custodian Fees	108
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	334
Shareholders’ Reports—Admiral Shares	136
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	18
Other Expenses	12
Total Expenses	12,824
Net Investment Income	769,857
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	19,975
Futures Contracts	(2,776)
Realized Net Gain (Loss)	17,199
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	80,442
Net Increase (Decrease) in Net Assets Resulting from Operations	867,498
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,048, $37, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $31,188 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	769,857	1,921,880
Realized Net Gain (Loss)	17,199	(18,171)
Change in Unrealized Appreciation (Depreciation)	80,442	1,212,117
Net Increase (Decrease) in Net Assets Resulting from Operations	867,498	3,115,826
Distributions
Investor Shares	(42)	(93)
ETF Shares	(456,820)	(360,847)
Admiral Shares	(335,496)	(752,491)
Institutional Shares	(336,594)	(747,018)
Total Distributions	(1,128,952)	(1,860,449)
Capital Share Transactions
Investor Shares	137	(19)
ETF Shares	1,055,209	4,218,354
Admiral Shares	1,134,789	1,337,168
Institutional Shares	1,648,242	1,491,819
Net Increase (Decrease) from Capital Share Transactions	3,838,377	7,047,322
Total Increase (Decrease)	3,576,923	8,302,699
Net Assets
Beginning of Period	62,375,949	54,073,250
End of Period	65,952,872	62,375,949

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.04	$24.55	$23.51	$23.66	$25.90	$25.41
Investment Operations
Net Investment Income[1]	.288	.827	.670	.561	.991	1.099
Net Realized and Unrealized Gain (Loss) on Investments	.033	.489	1.054	.186	(1.734)	.258
Total from Investment Operations	.321	1.316	1.724	.747	(.743)	1.357
Distributions
Dividends from Net Investment Income	(.351)	(.826)	(.684)	(.897)	(1.497)	(.867)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.351)	(.826)	(.684)	(.897)	(1.497)	(.867)
Net Asset Value, End of Period	$25.01	$25.04	$24.55	$23.51	$23.66	$25.90
Total Return[2]	1.29%	5.44%	7.42%	3.20%	-3.01%	5.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$3	$3	$5	$9	$7,825
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.31%	3.33%	2.79%	2.36%	3.83%	4.25%
Portfolio Turnover Rate[4]	12%	25%	26%	28%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.61	$49.29	$47.25	$48.12	$52.56	$50.99
Investment Operations
Net Investment Income[1]	.595	1.708	1.336	1.165	3.544	2.562
Net Realized and Unrealized Gain (Loss) on Investments	.074	.973	2.154	.364	(4.980)	.195
Total from Investment Operations	.669	2.681	3.490	1.529	(1.436)	2.757
Distributions
Dividends from Net Investment Income	(1.359)	(1.361)	(1.450)	(2.399)	(3.004)	(1.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.359)	(1.361)	(1.450)	(2.399)	(3.004)	(1.187)
Net Asset Value, End of Period	$49.92	$50.61	$49.29	$47.25	$48.12	$52.56
Total Return	1.35%	5.56%	7.53%	3.28%	-2.92%	5.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,245	$16,420	$11,804	$13,783	$19,191	$17,203
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.40%	3.44%	2.79%	2.46%	6.98%	4.95%
Portfolio Turnover Rate[3]	12%	25%	26%	28%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.07	$24.57	$23.54	$23.69	$25.93	$25.44
Investment Operations
Net Investment Income[1]	.297	.824	.687	.606	1.843	1.257
Net Realized and Unrealized Gain (Loss) on Investments	.028	.523	1.049	.161	(2.565)	.123
Total from Investment Operations	.325	1.347	1.736	.767	(.722)	1.380
Distributions
Dividends from Net Investment Income	(.355)	(.847)	(.706)	(.917)	(1.518)	(.890)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.355)	(.847)	(.706)	(.917)	(1.518)	(.890)
Net Asset Value, End of Period	$25.04	$25.07	$24.57	$23.54	$23.69	$25.93
Total Return[2]	1.31%	5.56%	7.46%	3.29%	-2.92%	5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,207	$23,089	$21,316	$19,767	$20,803	$13,879
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.38%	3.32%	2.86%	2.55%	7.25%	4.84%
Portfolio Turnover Rate[4]	12%	25%	26%	28%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.08	$24.59	$23.55	$23.70	$25.95	$25.46
Investment Operations
Net Investment Income[1]	.301	.831	.694	.623	1.760	1.219
Net Realized and Unrealized Gain (Loss) on Investments	.036	.513	1.057	.149	(2.487)	.166
Total from Investment Operations	.337	1.344	1.751	.772	(.727)	1.385
Distributions
Dividends from Net Investment Income	(.357)	(.854)	(.711)	(.922)	(1.523)	(.895)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.357)	(.854)	(.711)	(.922)	(1.523)	(.895)
Net Asset Value, End of Period	$25.06	$25.08	$24.59	$23.55	$23.70	$25.95
Total Return	1.36%	5.55%	7.53%	3.31%	-2.94%	5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,498	$22,863	$20,951	$18,850	$16,867	$16,238
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.41%	3.34%	2.89%	2.62%	6.90%	4.69%
Portfolio Turnover Rate[3]	12%	25%	26%	28%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2026.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
9

Short-Term Inflation-Protected Securities Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,488,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	65,672,466	—	65,672,466
Temporary Cash Investments	20,812	—	—	20,812
Total	20,812	65,672,466	—	65,693,278
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,142,070
Gross Unrealized Appreciation	617,348
Gross Unrealized Depreciation	(66,140)
Net Unrealized Appreciation (Depreciation)	551,208
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $1,054,373,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended March 31, 2026, the fund purchased $10,232,408,000 of investment securities and sold $7,270,033,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,210,896,000 and $1,904,327,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	293	11	676	27
Issued in Lieu of Cash Distributions	42	2	93	4
Redeemed	(198)	(8)	(788)	(32)
Net Increase (Decrease)—Investor Shares	137	5	(19)	(1)
10

Short-Term Inflation-Protected Securities Index Fund
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,114,425	62,471	5,373,802	108,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,059,216)	(41,475)	(1,155,448)	(23,325)
Net Increase (Decrease)—ETF Shares	1,055,209	20,996	4,218,354	84,979
Admiral Shares
Issued	2,929,689	117,183	3,826,647	153,677
Issued in Lieu of Cash Distributions	319,766	12,904	716,532	28,914
Redeemed	(2,114,666)	(84,602)	(3,206,011)	(128,897)
Net Increase (Decrease)—Admiral Shares	1,134,789	45,485	1,337,168	53,694
Institutional Shares
Issued	3,000,566	119,930	3,694,905	147,962
Issued in Lieu of Cash Distributions	334,566	13,491	742,712	29,950
Redeemed	(1,686,890)	(67,439)	(2,945,798)	(118,394)
Net Increase (Decrease)—Institutional Shares	1,648,242	65,982	1,491,819	59,518
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q19672 052026
11

Financial Statements
For the six-months ended March 31, 2026
Vanguard Emerging Markets Bond Fund

Contents
Financial Statements	1

Emerging Markets Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.1%)
[1]	United States Treasury Note/Bond	4.125%	8/31/2030	9,097	9,168
	United States Treasury Note/Bond	4.125%	10/31/2031	18,000	18,094
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/2031	219,432	190,298
	United States Treasury Note/Bond	1.875%	2/15/2032	32,500	28,818
[1]	United States Treasury Note/Bond	3.875%	8/15/2033	6,799	6,675
	United States Treasury Note/Bond	3.125%	2/15/2043	19,521	15,631
	United States Treasury Note/Bond	3.000%	8/15/2052	11,695	8,316
Total U.S. Government and Agency Obligations (Cost $278,765)					277,000
Corporate Bonds (10.1%)
Angola (0.2%)
[4]	Azule Energy Finance plc	8.250%	1/22/2031	12,270	12,377
Brazil (0.9%)
	Braskem Netherlands Finance BV	4.500%	1/31/2030	1,979	924
[4]	Nova Securitisation Sarl	5.750%	2/3/2031	15,681	15,186
[4]	Nova Securitisation Sarl	6.500%	2/3/2036	14,537	13,873
	Petrobras Global Finance BV	5.125%	9/10/2030	8,101	7,930
	Vale Overseas Ltd.	6.000%	2/25/2056	8,277	8,160
					46,073
Bulgaria (0.3%)
[5]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	16,300	18,469
Chile (1.2%)
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	3,632	3,403
	Corp. Nacional del Cobre de Chile	5.125%	2/2/2033	3,630	3,592
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	21,919	22,398
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	23,288	24,237
	Empresa Nacional del Petroleo	5.250%	11/6/2029	13,408	13,431
					67,061
El Salvador (0.1%)
	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	6,796	6,993
Guatemala (0.3%)
	Energuate Trust 2 0	6.350%	9/15/2035	18,982	18,664
Indonesia (0.1%)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/2029	3,000	2,875
Kazakhstan (0.0%)
	KazMunayGas National Co. JSC	5.750%	4/19/2047	807	751
	KazMunayGas National Co. JSC	6.375%	10/24/2048	1,354	1,345
					2,096
Mexico (3.8%)
[6]	Comision Federal de Electricidad	5.000%	9/29/2036	3,794	3,545
	Petroleos Mexicanos	6.500%	3/13/2027	4,160	4,198
	Petroleos Mexicanos	6.500%	1/23/2029	8,845	8,862
[6]	Petroleos Mexicanos	8.750%	6/2/2029	132,616	139,420
	Petroleos Mexicanos	6.375%	1/23/2045	8,950	7,041
	Petroleos Mexicanos	5.625%	1/23/2046	1	1
	Petroleos Mexicanos	6.750%	9/21/2047	15,192	12,100
	Petroleos Mexicanos	6.350%	2/12/2048	23,866	18,243
	Petroleos Mexicanos	6.950%	1/28/2060	14,015	11,009
					204,419
Morocco (0.4%)
	OCP SA	6.100%	4/30/2030	20,561	20,895
Oman (0.6%)
	OmGrid Funding Ltd.	5.196%	5/16/2027	17,552	17,565
1

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OQ SAOC	5.125%	5/6/2028	7,174	7,156
	Oryx Funding Ltd.	5.800%	2/3/2031	9,247	9,378
					34,099
Peru (0.7%)
[4]	Marcobre SAC	5.750%	1/22/2036	16,250	15,688
	Petroleos del Peru SA	4.750%	6/19/2032	21,132	16,724
	Petroleos del Peru SA	5.625%	6/19/2047	9,166	6,362
					38,774
Turkiye (0.2%)
[4]	ADM Elektrik Dagitim A/S	9.500%	2/5/2031	5,696	5,434
	GDZ Elektrik Dagitim A/S	9.000%	10/15/2029	7,137	6,749
					12,183
United Arab Emirates (0.5%)
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	29,789	26,372
Uzbekistan (0.2%)
	Uzbekneftegaz JSC	4.750%	11/16/2028	10,434	9,980
Venezuela (0.6%)
[7]	Petroleos de Venezuela SA	9.000%	11/17/2021	7,320	2,825
[6,7]	Petroleos de Venezuela SA	12.750%	2/17/2022	7,320	3,308
[6,7]	Petroleos de Venezuela SA	6.000%	5/16/2024	10,075	3,491
[6,7]	Petroleos de Venezuela SA	6.000%	11/15/2026	12,925	4,427
[7]	Petroleos de Venezuela SA	5.375%	4/12/2027	31,807	10,637
[6,7]	Petroleos de Venezuela SA	9.750%	5/17/2035	10,700	4,425
[7]	Petroleos de Venezuela SA	5.500%	4/12/2037	3,360	1,125
					30,238
Total Corporate Bonds (Cost $551,264)					551,568
Sovereign Bonds (79.5%)
Argentina (4.1%)
[6]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	2,700	2,721
	Republic of Argentina	1.000%	7/9/2029	11,824	10,358
	Republic of Argentina	5.000%	1/9/2038	82,720	62,309
[8]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	127,475	106,664
[8]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	61,188	41,904
					223,956
Azerbaijan (0.4%)
[6]	Republic of Azerbaijan	3.500%	9/1/2032	25,235	23,192
Bahrain (1.1%)
	Kingdom of Bahrain	6.625%	10/6/2037	34,255	31,099
[4]	Kingdom of Bahrain	7.100%	2/3/2038	31,122	29,198
					60,297
Benin (0.4%)
[6]	Benin Government International Bond	8.375%	1/23/2041	18,460	18,262
[4,6]	Republic of Benin	7.960%	2/13/2038	4,240	4,162
					22,424
Brazil (2.2%)
	Federative Republic of Brazil	5.500%	2/4/2033	45,918	45,062
	Federative Republic of Brazil	7.250%	1/12/2056	75,570	74,018
					119,080
Bulgaria (0.0%)
	Republic of Bulgaria	5.000%	3/5/2037	1	1
Colombia (1.9%)
	Republic of Colombia	6.500%	1/21/2033	52,616	51,400
	Republic of Colombia	4.125%	2/22/2042	14,320	9,599
	Republic of Colombia	5.000%	6/15/2045	39,837	28,527
	Republic of Colombia	4.125%	5/15/2051	21,080	12,735
					102,261
Costa Rica (1.2%)
	Republic of Costa Rica	6.125%	2/19/2031	5,619	5,744
[6]	Republic of Costa Rica	6.550%	4/3/2034	4,957	5,224
	Republic of Costa Rica	7.000%	4/4/2044	15,000	15,806
	Republic of Costa Rica	7.158%	3/12/2045	19,600	20,872
2

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Republic of Costa Rica	7.300%	11/13/2054	17,735	19,225
					66,871
Dominican Republic (4.9%)
	Dominican Republic	6.000%	7/19/2028	24,909	25,086
	Dominican Republic	5.500%	2/22/2029	49,159	48,762
	Dominican Republic	4.500%	1/30/2030	73,208	69,573
	Dominican Republic	7.050%	2/3/2031	56,389	58,344
	Dominican Republic	4.875%	9/23/2032	48,426	44,607
	Dominican Republic	6.000%	2/22/2033	21,492	20,923
					267,295
Ecuador (2.1%)
[6]	Republic of Ecuador	0.000%	7/31/2030	86,603	72,394
	Republic of Ecuador	6.900%	7/31/2035	27,446	24,184
[4]	Republic of Ecuador	9.250%	1/29/2039	4,402	4,321
[8]	Republic of Ecuador, 5.500% coupon rate effective 7/31/2026	5.000%	7/31/2040	18,607	14,582
					115,481
Egypt (2.7%)
	Arab Republic of Egypt	7.500%	1/31/2027	2,985	3,001
	Arab Republic of Egypt	5.800%	9/30/2027	3,220	3,179
	Arab Republic of Egypt	5.875%	2/16/2031	6,775	6,252
	Arab Republic of Egypt	7.625%	5/29/2032	27,455	26,402
	Arab Republic of Egypt	8.500%	1/31/2047	42,283	36,572
	Arab Republic of Egypt	7.903%	2/21/2048	26,492	21,564
	Arab Republic of Egypt	8.700%	3/1/2049	20,509	17,957
	Arab Republic of Egypt	8.150%	11/20/2059	26,387	21,536
	Arab Republic of Egypt	7.500%	2/16/2061	12,258	9,303
					145,766
El Salvador (0.8%)
	Republic of El Salvador	8.625%	2/28/2029	1,996	2,080
[6]	Republic of El Salvador	9.250%	4/17/2030	19,320	20,113
[6]	Republic of El Salvador	9.650%	11/21/2054	20,187	21,422
					43,615
Ghana (0.6%)
[6]	Republic of Ghana	0.000%	7/3/2026	2,434	2,387
[8]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	32,553	31,051
					33,438
Guatemala (1.7%)
	Republic of Guatemala	4.375%	6/5/2027	3,398	3,366
	Republic of Guatemala	5.250%	8/10/2029	27,613	27,528
[6]	Republic of Guatemala	4.900%	6/1/2030	41,581	40,905
	Republic of Guatemala	6.050%	8/6/2031	4,417	4,498
	Republic of Guatemala	7.050%	10/4/2032	14,547	15,562
					91,859
Hungary (5.4%)
[5]	Magyar Export-Import Bank Zrt	6.000%	5/16/2029	8,868	10,738
	Republic of Hungary	6.125%	5/22/2028	12,960	13,256
	Republic of Hungary	5.250%	6/16/2029	18,810	18,857
	Republic of Hungary	2.125%	9/22/2031	2,164	1,834
[5]	Republic of Hungary	4.250%	5/26/2033	61,000	69,427
[5]	Republic of Hungary	5.375%	9/12/2033	39,394	47,765
[4]	Republic of Hungary	6.000%	9/26/2035	26,000	26,356
	Republic of Hungary	6.000%	9/26/2035	14,297	14,506
[5]	Republic of Hungary	4.875%	3/25/2038	17,195	19,551
	Republic of Hungary	6.750%	9/23/2055	69,965	71,164
					293,454
India (0.6%)
[4]	Export-Import Bank of India	5.000%	1/12/2036	30,915	30,256
Indonesia (4.2%)
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	13,950	14,108
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	35,035	34,401
[5]	Republic of Indonesia	3.875%	1/15/2033	21,938	24,681
[5]	Republic of Indonesia	1.100%	3/12/2033	5,180	4,809
[5]	Republic of Indonesia	3.750%	10/16/2033	98,160	108,166
[5]	Republic of Indonesia	4.100%	3/4/2034	38,329	42,569
					228,734
3

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Israel (1.4%)
	State of Israel	5.375%	3/12/2029	1,204	1,220
	State of Israel	2.500%	1/15/2030	1,327	1,217
	State of Israel	5.375%	2/19/2030	6,770	6,868
	State of Israel	4.500%	1/13/2031	41,260	40,421
	State of Israel	3.800%	5/13/2060	38,600	24,954
					74,680
Ivory Coast (0.4%)
	Republic of Cote d'Ivoire	5.750%	12/31/2032	6,100	5,980
[6]	Republic of Cote d'Ivoire	8.075%	4/1/2036	15,820	16,084
					22,064
Jordan (0.7%)
	Kingdom of Jordan	7.750%	1/15/2028	21,591	22,083
	Kingdom of Jordan	7.375%	10/10/2047	16,838	15,877
					37,960
Kazakhstan (1.7%)
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	5,600	5,627
[9]	Development Bank of Kazakhstan JSC	10.950%	5/6/2026	3,450,000	7,185
	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	8,996	9,043
[4]	Republic of Kazakhstan	4.412%	10/28/2030	53,063	51,932
	Republic of Kazakhstan	4.412%	10/28/2030	16,605	16,252
					90,039
Kenya (1.3%)
	Republic of Kenya	6.300%	1/23/2034	10,949	9,095
[4]	Republic of Korea	8.700%	2/26/2039	70,485	63,674
					72,769
Latvia (0.7%)
	Republic of Latvia	5.125%	7/30/2034	38,805	38,922
Lebanon (0.4%)
[7]	Lebanon Government International Bond	6.375%	3/9/2020	16,563	3,839
[7]	Lebanon Government International Bond	6.150%	6/19/2020	4,248	985
[7]	Lebanon Republic	8.250%	4/12/2021	2,430	586
[7]	Lebanon Republic	6.100%	10/4/2022	15,772	3,677
[7]	Lebanon Republic	6.000%	1/27/2023	17,460	4,074
[7]	Lebanon Republic	6.650%	4/22/2024	17,803	4,144
[7]	Lebanon Republic	6.250%	11/4/2024	3,522	825
[7]	Lebanon Republic	6.200%	2/26/2025	11,070	2,595
[7]	Lebanon Republic	6.650%	2/26/2030	3,380	799
[7]	Lebanon Republic	7.150%	11/20/2031	4,967	1,190
[7]	Lebanon Republic	7.000%	3/23/2032	3,607	872
[7]	Lebanon Republic	8.200%	5/17/2033	1,445	347
[7]	Lebanon Republic	8.250%	5/17/2034	1,445	346
					24,279
Mexico (5.7%)
	United Mexican States	4.750%	4/27/2032	42,268	40,621
	United Mexican States	5.850%	7/2/2032	85,071	85,971
	United Mexican States	5.375%	3/22/2033	68,097	66,445
	United Mexican States	6.875%	5/13/2037	16,071	16,802
	United Mexican States	6.125%	2/9/2038	17,964	17,534
[5]	United Mexican States	5.125%	3/19/2038	24,446	27,224
	United Mexican States	7.375%	5/13/2055	6,740	7,080
	United Mexican States	6.750%	2/9/2056	35,602	34,456
	United Mexican States	3.771%	5/24/2061	28,573	17,005
					313,138
Morocco (0.5%)
	Kingdom of Morocco	3.000%	12/15/2032	4,457	3,825
[5]	Kingdom of Morocco	4.750%	4/2/2035	4,904	5,591
	Kingdom of Morocco	4.000%	12/15/2050	23,699	16,282
					25,698
Nigeria (1.7%)
	Republic of Nigeria	8.375%	3/24/2029	17,691	18,603
	Republic of Nigeria	8.747%	1/21/2031	24,010	25,409
	Republic of Nigeria	7.875%	2/16/2032	11,000	11,148
	Republic of Nigeria	7.375%	9/28/2033	3,403	3,325
[4]	Republic of Nigeria	8.631%	1/13/2036	27,893	28,991
4

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Nigeria	8.631%	1/13/2036	6,878	7,162
					94,638
Oman (2.3%)
	Sultanate of Oman	4.750%	6/15/2026	84,874	84,822
	Sultanate of Oman	5.375%	3/8/2027	17,170	17,244
	Sultanate of Oman	6.750%	10/28/2027	6,646	6,829
	Sultanate of Oman	5.625%	1/17/2028	14,360	14,519
					123,414
Pakistan (0.9%)
	Islamic Republic of Pakistan	6.000%	4/8/2026	6,470	6,463
	Islamic Republic of Pakistan	6.875%	12/5/2027	17,812	17,557
	Islamic Republic of Pakistan	7.375%	4/8/2031	19,960	18,692
	Islamic Republic of Pakistan	7.875%	3/31/2036	3,507	3,123
	Islamic Republic of Pakistan	8.875%	4/8/2051	5,350	4,779
					50,614
Panama (2.6%)
	Republic of Panama	2.252%	9/29/2032	97,079	79,775
[6]	Republic of Panama	5.227%	2/23/2034	65,533	63,466
					143,241
Paraguay (1.7%)
	Republic of Paraguay	5.000%	4/15/2026	2,656	2,659
[6]	Republic of Paraguay	4.950%	4/28/2031	57,148	56,929
	Republic of Paraguay	5.850%	8/21/2033	3,600	3,707
[4]	Republic of Paraguay	6.650%	3/4/2055	8,587	8,911
	Republic of Paraguay	6.650%	3/4/2055	20,775	21,560
					93,766
Peru (2.0%)
	Republic of Peru	2.783%	1/23/2031	70,757	64,557
	Republic of Peru	5.500%	3/30/2036	43,660	43,563
					108,120
Philippines (0.1%)
	Republic of Philippines	5.609%	4/13/2033	3,445	3,550
	Republic of Philippines	5.250%	5/14/2034	3,445	3,447
					6,997
Romania (3.7%)
	Romania	5.750%	9/16/2030	6,930	6,921
[5]	Romania	5.375%	3/22/2031	35,962	41,914
[5]	Romania	2.124%	7/16/2031	47,736	47,414
[5]	Romania	5.125%	9/24/2031	6,634	7,615
[5]	Romania	5.875%	7/11/2032	2,800	3,281
	Romania	7.125%	1/17/2033	8,330	8,727
[5]	Romania	2.000%	4/14/2033	30,460	27,680
[5]	Romania	5.375%	6/7/2033	4,500	5,075
	Romania	6.375%	1/30/2034	3,026	3,011
[4]	Romania	5.750%	7/4/2036	36,320	33,671
[5]	Romania	6.500%	10/7/2045	17,125	18,923
					204,232
Saudi Arabia (3.0%)
[4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	146,480	139,309
	Kingdom of Saudi Arabia	5.875%	1/12/2056	23,432	22,315
	Kingdom of Saudi Arabia	3.450%	2/2/2061	6,798	4,200
					165,824
Serbia (1.1%)
[5]	Republic of Serbia	1.500%	6/26/2029	41,588	43,859
	Republic of Serbia	2.125%	12/1/2030	19,611	16,909
					60,768
South Africa (3.0%)
[10]	Republic of South Africa	6.250%	3/31/2036	1,092,063	51,923
	Republic of South Africa	5.750%	9/30/2049	69,884	53,934
[4]	Republic of South Africa	7.250%	12/11/2055	55,830	50,983
	South Africa International Bond	7.250%	12/11/2055	9,195	8,414
					165,254
Sri Lanka (0.8%)
[4,6]	Republic of Sri Lanka	4.000%	4/15/2028	2,037	1,947
[4,8]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	7,762	7,181
[8]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	4,492	4,155
5

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	28,126	25,179
[8]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	3,736	2,845
					41,307
Suriname (0.5%)
[4]	Republic of Suriname	8.500%	11/6/2035	16,960	17,532
	Republic of Suriname International	8.500%	11/6/2035	9,500	9,821
					27,353
Trinidad & Tobago (0.3%)
[4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	19,200	18,949
Turkiye (3.3%)
	Republic of Turkiye	7.625%	4/26/2029	7,885	8,141
	Republic of Turkiye	5.950%	1/15/2031	4,986	4,801
	Republic of Turkiye	7.125%	2/12/2032	52,628	52,694
	Republic of Turkiye	6.300%	3/14/2033	66,210	62,679
	Republic of Turkiye	4.875%	4/16/2043	74,251	52,038
					180,353
Ukraine (2.1%)
[4,8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,547	1,490
[8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	9,209	5,432
[8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2034	9,810	4,223
[4,8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	4,563	2,117
[8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	4,850	2,248
[8]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	17,357	8,049
[4,8]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	67,155	48,486
[8]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	10,815	7,831
[4,8]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	11,149	5,974
[8]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	18,400	9,800
[4,8]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	29,733	15,290
[8]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	2,100	1,082
					112,022
United Arab Emirates (0.1%)
	Finance Department Government of Sharjah	3.625%	3/10/2033	3,400	2,908
Uzbekistan (1.7%)
[4,11]	Republic of Uzbekistan	15.500%	2/25/2028	78,700,000	6,744
[4]	Republic of Uzbekistan	7.850%	10/12/2028	10,210	10,666
	Republic of Uzbekistan	7.850%	10/12/2028	46,485	48,657
	Republic of Uzbekistan	5.375%	2/20/2029	14,532	14,342
[4,5]	Republic of Uzbekistan	5.100%	2/25/2029	11,513	13,330
					93,739
Venezuela (0.7%)
[7]	Republic of Venezuela	6.000%	12/9/2020	12,249	4,664
[7]	Republic of Venezuela	12.750%	8/23/2022	3,660	1,837
[7]	Republic of Venezuela	8.250%	10/13/2024	37,996	16,157
[7]	Republic of Venezuela	11.750%	10/21/2026	8,437	4,299
[7]	Republic of Venezuela	9.250%	5/7/2028	7,031	3,199
[7]	Republic of Venezuela	9.375%	1/13/2034	17,160	7,935
					38,091
Zambia (0.8%)
[8]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	48,711	45,666
Total Sovereign Bonds (Cost $4,381,888)					4,344,785
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[12]	Vanguard Market Liquidity Fund (Cost $218,476)	3.687%		2,184,976	218,476

6

Emerging Markets Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value• ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	BNPSW	5/11/2026	MXN 19.250	105,215	371
Total Options Purchased (Cost $1,968)					371
Total Investments (98.7%) (Cost $5,432,361)					5,392,200
Other Assets and Liabilities—Net (1.3%)					70,069
Net Assets (100.0%)					5,462,269
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,261 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $124,390 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $26,569 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $684,028, representing 12.5% of net assets.
5	Face amount denominated in euro.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Non-income-producing security—security in default.
8	Step bond.
9	Face amount denominated in Kazakhstan tenge.
10	Face amount denominated in South African rand.
11	Face amount denominated in Uzbekistani Som.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
USD—U.S. dollar.
MXN—Mexican peso.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	2,354	488,326	(2,529)
10-Year U.S. Treasury Note	June 2026	3,482	386,665	(3,717)
Euro-Schatz	June 2026	80	9,778	(101)
Long U.S. Treasury Bond	June 2026	57	6,491	14
Ultra 10-Year U.S. Treasury Note	June 2026	473	53,693	(799)
Ultra Long U.S. Treasury Bond	June 2026	1,821	212,260	(5,817)
				(12,949)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(2,636)	(285,162)	4,125
Euro-Bobl	June 2026	(1,743)	(232,551)	2,325
Euro-Bund	June 2026	(1,337)	(193,774)	2,676
Euro-Buxl	June 2026	(90)	(11,470)	44
				9,170
				(3,779)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/17/2026	CAD	532	USD	390	—	(6)
JPMorgan Chase Bank, N.A.	6/17/2026	CAD	1	USD	1	—	—
Wells Fargo Bank N.A.	6/17/2026	CLP	27,973,621	USD	30,732	—	(511)
7

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	6/17/2026	CZK	212,986	USD	10,184	—	(145)
UBS AG	6/17/2026	CZK	21,602	USD	1,017	1	—
State Street Bank & Trust Co.	6/17/2026	CZK	18,265	USD	867	—	(6)
State Street Bank & Trust Co.	6/17/2026	EUR	37,669	USD	43,590	105	—
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	35,499	USD	41,238	—	(60)
State Street Bank & Trust Co.	6/17/2026	EUR	1,643	USD	1,911	—	(5)
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	1,383	USD	1,600	4	—
Toronto-Dominion Bank	6/17/2026	EUR	836	USD	961	9	—
Wells Fargo Bank N.A.	6/17/2026	EUR	378	USD	440	—	(2)
Standard Chartered Bank	6/17/2026	KRW	87,868,841	USD	59,010	—	(468)
BNP Paribas	5/13/2026	MXN	552,257	USD	29,460	1,237	—
HSBC Bank plc	6/17/2026	PLN	61,033	USD	16,423	13	—
Goldman Sachs & Co.	6/17/2026	TRY	596,424	USD	12,333	—	(38)
Bank of America, N.A.	6/17/2026	ZAR	34,145	USD	1,984	22	—
Bank of America, N.A.	6/17/2026	ZAR	22,038	USD	1,307	—	(12)
UBS AG	6/17/2026	USD	16,495	CLP	15,007,151	282	—
Wells Fargo Bank N.A.	6/17/2026	USD	34,505	CZK	734,222	—	(103)
BNP Paribas	6/17/2026	USD	958	CZK	20,129	9	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	328,072	EUR	285,341	—	(2,914)
State Street Bank & Trust Co.	6/17/2026	USD	328,072	EUR	284,706	—	(2,177)
Wells Fargo Bank N.A.	6/17/2026	USD	20,640	EUR	17,631	189	—
HSBC Bank plc	6/17/2026	USD	3,052	EUR	2,637	—	(7)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	628	EUR	541	1	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	600	HUF	205,446	—	(15)
Wells Fargo Bank N.A.	6/17/2026	USD	27,171	MXN	486,742	196	—
UBS AG	6/17/2026	USD	823	MXN	14,720	7	—
Bank of America, N.A.	6/17/2026	USD	767	PLN	2,844	1	—
Goldman Sachs & Co.	6/17/2026	USD	12,274	TRY	590,597	99	—
HSBC Bank plc	6/17/2026	USD	24,990	ZAR	422,184	187	—
Goldman Sachs & Co.	6/17/2026	USD	16,559	ZAR	269,646	718	—
Morgan Stanley Bank, N.A.	6/17/2026	USD	16,176	ZAR	268,767	387	—
						3,467	(6,469)
CAD—Canadian dollar.
CLP—Chilean peso.
CZK—Czech koruna.
EUR—euro.
HUF—Hungarian forint.
KRW—Korean won.
MXN—Mexican peso.
PLN—Polish zloty.
TRY—Turkish lira.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Federative Republic of Brazil	6/21/2031	USD	7,296	1.000	(132)	2
Republic of Colombia	6/21/2031	USD	20,568	1.000	(716)	488
Republic of Indonesia	6/21/2031	USD	42,411	1.000	(17)	(56)
Republic of Philippines	6/21/2031	USD	46,707	1.000	214	(102)
8

Emerging Markets Bond Fund
Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Republic of South Africa	6/21/2031	USD	1,758	1.000	(78)	(4)
Republic of Turkiye	6/21/2031	USD	201,151	1.000	(17,912)	(1,398)
					(18,641)	(1,070)

Credit Protection Purchased
Republic of Mexico	6/21/2031	USD	56,140	(1.000)	247	62
					(18,394)	(1,008)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/22/2027	BANA	14,440	1.000	(106)	(210)	104	—

Credit Protection Purchased
Republic of Malaysia	6/21/2031	JPMC	14,053	(1.000)	(349)	(327)	—	(22)
					(455)	(537)	104	(22)
1 Periodic premium received/(paid) quarterly.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $4,280 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/2/2029	N/A	208,065[1]	12.804[2]	(14.800)[3]	(1,088)	(1,088)
1/2/2030	4/1/2026[4]	95,806[1]	14.800[3]	(13.695)[2]	—	—
1/2/2030	N/A	89,443[1]	13.400[2]	(14.800)[3]	(163)	(163)
6/18/2030	N/A	68,000,000[5]	2.482[6]	(2.830)[7]	(2,193)	(2,193)
6/18/2030	N/A	26,000,000[5]	2.382[6]	(2.830)[7]	(906)	(906)
9/18/2030	N/A	1,090,525[8]	3.589[9]	(3.590)[10]	(660)	(665)
3/11/2031	N/A	36,306,955[5]	3.483[6]	(2.830)[7]	(280)	(280)
6/18/2035	N/A	32,000[11]	3.930[12]	(4.415)[9]	54	59
9/19/2035	N/A	105,000[11]	3.850[12]	(4.400)[9]	285	317
3/12/2036	N/A	322,000[8]	4.250[9]	(3.560)[10]	(335)	(335)
3/13/2036	N/A	65,976[11]	4.530[9]	(3.810)[12]	(448)	(448)
3/17/2036	N/A	72,024[11]	4.800[9]	(3.840)[12]	(78)	(78)
3/19/2036	3/19/2031[4]	29,403,353[13]	7.085[9]	(0.000)[14]	34	27
9

Emerging Markets Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/19/2036	3/19/2031[4]	3,507,692[13]	7.050[9]	(0.000)[14]	(7)	(7)
6/17/2036	6/17/2026[4]	77,240[8]	4.465[9]	(0.000)[10]	(27)	(27)
					(5,812)	(5,787)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/(paid) at maturity.
3	Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
4	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5	Notional amount denominated in Korean won.
6	Interest payment received/(paid) quarterly.
7	Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
8	Notional amount denominated in Czech koruna.
9	Interest payment received/(paid) annually.
10	Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
11	Notional amount denominated in Polish zloty.
12	Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
13	Notional amount denominated in Hungarian forint.
14	Based on 6-month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,213,885)	5,173,724
Affiliated Issuers (Cost $218,476)	218,476
Total Investments in Securities	5,392,200
Investment in Vanguard	129
Cash	351
Foreign Currency, at Value (Cost $5,879)	5,837
Receivables for Investment Securities Sold	2,079
Receivables for Accrued Income	68,356
Receivables for Capital Shares Issued	3,512
Variation Margin Receivable—Futures Contracts	547
Unrealized Appreciation—Forward Currency Contracts	3,467
Unrealized Appreciation—Over-the-Counter Swap Contracts	104
Total Assets	5,476,582
Liabilities
Payables for Investment Securities Purchased	1,023
Payables for Capital Shares Redeemed	5,240
Payables to Vanguard	864
Swap Premiums Received	537
Unrealized Depreciation—Forward Currency Contracts	6,469
Variation Margin Payable—Centrally Cleared Swap Contracts	158
Unrealized Depreciation—Over-the-Counter Swap Contracts	22
Total Liabilities	14,313
Net Assets	5,462,269
At March 31, 2026, net assets consisted of:

Paid-in Capital	5,667,215
Total Distributable Earnings (Loss)	(204,946)
Net Assets	5,462,269

Investor Shares—Net Assets
Applicable to 28,289,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	295,646
Net Asset Value Per Share—Investor Shares	$10.45

Admiral™ Shares—Net Assets
Applicable to 212,480,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,166,623
Net Asset Value Per Share—Admiral Shares	$24.32

See accompanying Notes, which are an integral part of the Financial Statements.
11

Emerging Markets Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1,2]	175,041
Total Income	175,041
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,658
Management and Administrative—Investor Shares	611
Management and Administrative—Admiral Shares	7,094
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—Admiral Shares	132
Custodian Fees	80
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	9,667
Net Investment Income	165,374
Realized Net Gain (Loss)
Investment Securities Sold[1]	156,299
Futures Contracts	15,752
Options Purchased	(3,381)
Options Written	403
Swap Contracts	1,835
Forward Currency Contracts	23,101
Foreign Currencies	1,354
Realized Net Gain (Loss)	195,363
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(236,580)
Futures Contracts	(12,592)
Options Purchased	(277)
Options Written	(217)
Swap Contracts	(5,781)
Forward Currency Contracts	(2,571)
Foreign Currencies	(346)
Change in Unrealized Appreciation (Depreciation)	(258,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,373
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,833, ($24), and ($16), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $71.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,374	288,276
Realized Net Gain (Loss)	195,363	381
Change in Unrealized Appreciation (Depreciation)	(258,364)	100,485
Net Increase (Decrease) in Net Assets Resulting from Operations	102,373	389,142
Distributions
Investor Shares	(7,268)	(16,917)
Admiral Shares	(131,546)	(274,726)
Total Distributions	(138,814)	(291,643)
Capital Share Transactions
Investor Shares	15,254	30,356
Admiral Shares	434,767	1,275,098
Net Increase (Decrease) from Capital Share Transactions	450,021	1,305,454
Total Increase (Decrease)	413,580	1,402,953
Net Assets
Beginning of Period	5,048,689	3,645,736
End of Period	5,462,269	5,048,689

See accompanying Notes, which are an integral part of the Financial Statements.
13

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.50	$10.35	$9.34	$8.74	$11.88	$11.73
Investment Operations
Net Investment Income[1]	.319	.671	.679	.594	.470	.386
Net Realized and Unrealized Gain (Loss) on Investments	(.101)	.152	1.026	.644	(2.929)	.304
Total from Investment Operations	.218	.823	1.705	1.238	(2.459)	.690
Distributions
Dividends from Net Investment Income	(.268)	(.673)	(.695)	(.638)	(.488)	(.391)
Distributions from Realized Capital Gains	—	—	—	—	(.193)	(.149)
Total Distributions	(.268)	(.673)	(.695)	(.638)	(.681)	(.540)
Net Asset Value, End of Period	$10.45	$10.50	$10.35	$9.34	$8.74	$11.88
Total Return[2]	2.04%	8.37%	18.88%	14.30%	-21.51%	5.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$296	$282	$248	$193	$170	$348
Ratio of Total Expenses to Average Net Assets	0.50%	0.52%	0.55%[3]	0.55%[3]	0.55%[3]	0.55%
Ratio of Net Investment Income to Average Net Assets	5.98%	6.58%	6.87%	6.28%	4.44%	3.21%
Portfolio Turnover Rate	79%	119%	137%	121%	168%	186%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.44	$24.07	$21.72	$20.33	$27.64	$27.30
Investment Operations
Net Investment Income[1]	.760	1.593	1.613	1.431	1.160	.942
Net Realized and Unrealized Gain (Loss) on Investments	(.241)	.377	2.388	1.477	(6.844)	.695
Total from Investment Operations	.519	1.970	4.001	2.908	(5.684)	1.637
Distributions
Dividends from Net Investment Income	(.639)	(1.600)	(1.651)	(1.518)	(1.176)	(.950)
Distributions from Realized Capital Gains	—	—	—	—	(.450)	(.347)
Total Distributions	(.639)	(1.600)	(1.651)	(1.518)	(1.626)	(1.297)
Net Asset Value, End of Period	$24.32	$24.44	$24.07	$21.72	$20.33	$27.64
Total Return[2]	2.09%	8.62%	19.06%	14.45%	-21.39%	6.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,167	$4,766	$3,398	$2,491	$1,890	$2,182
Ratio of Total Expenses to Average Net Assets	0.35%	0.37%	0.40%[3]	0.40%[3]	0.40%[3]	0.40%
Ratio of Net Investment Income to Average Net Assets	6.13%	6.72%	7.01%	6.49%	4.81%	3.37%
Portfolio Turnover Rate	79%	119%	137%	121%	168%	186%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 17% and 19% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security
16

Emerging Markets Bond Fund
for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 18% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
17

Emerging Markets Bond Fund
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	127	(12)	115	—	—	115
BNP Paribas	1,246	—	1,246	—	1,571	—
Goldman Sachs & Co.	817	(38)	779	—	1,031	—
HSBC Bank plc	200	(7)	193	—	427	—
JPMorgan Chase Bank, N.A.	5	(3,011)	(3,006)	1,036	—	—
Morgan Stanley Bank, N.A.	387	—	387	—	556	—
Royal Bank of Canada	—	(145)	(145)	161	—	—
Standard Chartered Bank	—	(468)	(468)	920	—	—
State Street Bank & Trust Co.	105	(2,188)	(2,083)	1,144	317	—
Toronto-Dominion Bank	9	—	9	—	—	9
UBS AG	290	—	290	—	378	—
Wells Fargo Bank N.A.	385	(622)	(237)	—	—	—
Centrally Cleared Swap Contracts	—	(158)	(158)	124,390	—	—
Exchange-Traded Futures Contracts	547	—	547	26,569	—	—
Total	4,118	(6,649)	(2,531)	154,220	4,280	124
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
18

Emerging Markets Bond Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $129,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	277,000	—	277,000
Corporate Bonds	—	551,568	—	551,568
Sovereign Bonds	—	4,344,785	—	4,344,785
Temporary Cash Investments	218,476	—	—	218,476
Options Purchased	—	371	—	371
Total	218,476	5,173,724	—	5,392,200
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,184	—	—	9,184
Forward Currency Contracts	—	3,467	—	3,467
Swap Contracts[1]	—	1,059	—	1,059
Total	9,184	4,526	—	13,710
Liabilities
Futures Contracts[1]	(12,963)	—	—	(12,963)
Forward Currency Contracts	—	(6,469)	—	(6,469)
Swap Contracts[1]	—	(7,772)	—	(7,772)
Total	(12,963)	(14,241)	—	(27,204)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	371	—	371
Unrealized Appreciation—Futures Contracts[1]	9,184	—	—	9,184
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	403	—	552	955
19

Emerging Markets Bond Fund
Statement of Assets and Liabilities (continued)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	3,467	—	3,467
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	104	104
Total Assets	9,587	3,838	656	14,081

Swap Premiums Received	—	—	(537)	(537)
Unrealized Depreciation—Futures Contracts[1]	(12,963)	—	—	(12,963)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(6,190)	—	(1,560)	(7,750)
Unrealized Depreciation—Forward Currency Contracts	—	(6,469)	—	(6,469)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(22)	(22)
Total Liabilities	(19,153)	(6,469)	(2,119)	(27,741)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	15,752	—	—	15,752
Options Purchased	(1,059)	(2,322)	—	(3,381)
Options Written	—	403	—	403
Swap Contracts	1,678	—	157	1,835
Forward Currency Contracts	—	23,101	—	23,101
Realized Net Gain (Loss) on Derivatives	16,371	21,182	157	37,710
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(12,592)	—	—	(12,592)
Options Purchased	98	(375)	—	(277)
Options Written	—	(217)	—	(217)
Swap Contracts	(4,831)	—	(950)	(5,781)
Forward Currency Contracts	—	(2,571)	—	(2,571)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(17,325)	(3,163)	(950)	(21,438)
F.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,446,082
Gross Unrealized Appreciation	97,736
Gross Unrealized Depreciation	(165,649)
Net Unrealized Appreciation (Depreciation)	(67,913)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $335,677,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended March 31, 2026, the fund purchased $4,429,065,000 of investment securities and sold $4,036,242,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $15,234,000, respectively.
20

Emerging Markets Bond Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	90,115	8,438	170,919	16,760
Issued in Lieu of Cash Distributions	6,436	601	14,769	1,452
Redeemed	(81,297)	(7,617)	(155,332)	(15,323)
Net Increase (Decrease)—Investor Shares	15,254	1,422	30,356	2,889
Admiral Shares
Issued	924,999	37,165	2,070,588	87,600
Issued in Lieu of Cash Distributions	118,762	4,768	244,564	10,328
Redeemed	(608,994)	(24,492)	(1,040,054)	(44,031)
Net Increase (Decrease)—Admiral Shares	434,767	17,441	1,275,098	53,897
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14312 052026
21

Financial Statements
For the six-months ended March 31, 2026
Vanguard Short Duration Bond ETF

Contents
Financial Statements	1

Short Duration Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (41.0%)
U.S. Government Securities (29.6%)
[1]	United States Treasury Note/Bond	3.750%	4/30/2027	3,444	3,443
	United States Treasury Note/Bond	3.875%	5/31/2027	4,276	4,279
	United States Treasury Note/Bond	4.375%	7/15/2027	2,734	2,753
	United States Treasury Note/Bond	2.750%	7/31/2027	3,029	2,987
	United States Treasury Note/Bond	3.875%	7/31/2027	4,892	4,894
	United States Treasury Note/Bond	3.750%	8/15/2027	2,840	2,837
	United States Treasury Note/Bond	3.875%	10/15/2027	3,000	3,002
	United States Treasury Note/Bond	3.500%	10/31/2027	6,800	6,764
	United States Treasury Note/Bond	4.125%	11/15/2027	1,913	1,921
[2]	United States Treasury Note/Bond	3.875%	12/31/2027	3,549	3,551
	United States Treasury Note/Bond	4.250%	2/15/2028	3,234	3,259
	United States Treasury Note/Bond	1.125%	2/29/2028	2,555	2,429
	United States Treasury Note/Bond	1.250%	3/31/2028	4,045	3,847
	United States Treasury Note/Bond	3.750%	4/15/2028	3,044	3,040
	United States Treasury Note/Bond	2.875%	5/15/2028	2,670	2,619
	United States Treasury Note/Bond	3.750%	5/15/2028	100	100
	United States Treasury Note/Bond	3.875%	6/15/2028	100	100
	United States Treasury Note/Bond	3.875%	7/15/2028	2,757	2,761
	United States Treasury Note/Bond	3.625%	8/15/2028	100	100
	United States Treasury Note/Bond	1.500%	11/30/2028	1,530	1,441
	United States Treasury Note/Bond	4.375%	11/30/2028	2,260	2,291
	United States Treasury Note/Bond	3.500%	12/15/2028	1,460	1,448
	United States Treasury Note/Bond	1.375%	12/31/2028	1,490	1,396
	United States Treasury Note/Bond	3.750%	12/31/2028	1,430	1,427
	United States Treasury Note/Bond	3.500%	1/15/2029	2,871	2,847
	United States Treasury Note/Bond	1.750%	1/31/2029	2,080	1,965
	United States Treasury Note/Bond	4.000%	1/31/2029	1,540	1,547
	United States Treasury Note/Bond	4.250%	2/28/2029	2,852	2,885
	United States Treasury Note/Bond	4.125%	3/31/2029	2,929	2,954
	United States Treasury Note/Bond	4.625%	4/30/2029	4,618	4,722
	United States Treasury Note/Bond	4.500%	5/31/2029	1,200	1,223
	United States Treasury Note/Bond	3.250%	6/30/2029	2,587	2,540
	United States Treasury Note/Bond	4.000%	7/31/2029	3,688	3,705
	United States Treasury Note/Bond	3.625%	8/31/2029	100	99
	United States Treasury Note/Bond	3.875%	9/30/2029	953	953
	United States Treasury Note/Bond	4.125%	11/30/2029	2,310	2,329
	United States Treasury Note/Bond	4.250%	1/31/2030	2,068	2,094
	United States Treasury Note/Bond	1.500%	2/15/2030	1,969	1,802
	United States Treasury Note/Bond	4.000%	2/28/2030	2,165	2,173
	United States Treasury Note/Bond	3.625%	3/31/2030	864	855
	United States Treasury Note/Bond	4.000%	3/31/2030	3,810	3,824
	United States Treasury Note/Bond	3.500%	4/30/2030	472	465
	United States Treasury Note/Bond	0.625%	5/15/2030	2,800	2,453
	United States Treasury Note/Bond	4.000%	5/31/2030	1,800	1,807
	United States Treasury Note/Bond	3.875%	6/30/2030	1,700	1,698
	United States Treasury Note/Bond	3.875%	7/31/2030	1,800	1,797
[3]	United States Treasury Note/Bond	0.625%	8/15/2030	3,200	2,779
	United States Treasury Note/Bond	3.625%	8/31/2030	2,500	2,469
	United States Treasury Note/Bond	4.125%	8/31/2030	2,089	2,105
	United States Treasury Note/Bond	3.625%	9/30/2030	1,564	1,545
	United States Treasury Note/Bond	3.625%	10/31/2030	1,800	1,777
	United States Treasury Note/Bond	0.875%	11/15/2030	3,300	2,876
	United States Treasury Note/Bond	3.500%	11/30/2030	1,800	1,767
	United States Treasury Note/Bond	3.625%	12/31/2030	2,200	2,170
	United States Treasury Note/Bond	3.750%	1/31/2031	4,421	4,384
	United States Treasury Note/Bond	4.000%	1/31/2031	100	100
	United States Treasury Note/Bond	3.500%	2/28/2031	3,000	2,942
	United States Treasury Note/Bond	4.625%	4/30/2031	847	872

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	7/31/2032	480	478
					135,690
Conventional Mortgage-Backed Securities (11.4%)
[4,5]	Ginnie Mae	5.000%	5/20/2056	3,750	3,703
[4,5]	Ginnie Mae	5.500%	5/20/2056	5,750	5,770
[4,5]	Ginnie Mae	6.000%	4/21/2056	3,750	3,812
[4,5]	Ginnie Mae	6.500%	5/15/2054	1,500	1,554
[4,5,6]	UMBS Pool	1.500%	4/16/2041	1,750	1,572
[4,5,6]	UMBS Pool	2.000%	4/16/2041–5/18/2041	3,550	3,262
[4,5,6]	UMBS Pool	2.500%	4/16/2041	1,375	1,297
[4,5,6]	UMBS Pool	3.000%	4/16/2041	700	668
[4,5,6]	UMBS Pool	3.500%	4/16/2041	200	192
[4,5,6]	UMBS Pool	4.000%	4/16/2041	400	390
[4,5,6]	UMBS Pool	4.500%	4/15/2040	400	397
[4,5,6]	UMBS Pool	5.000%	4/15/2040	850	856
[4,5,6]	UMBS Pool	5.500%	4/15/2040–4/13/2056	11,775	11,828
[4,5,6]	UMBS Pool	6.000%	1/1/2053–5/13/2056	11,101	11,345
[4,5,6]	UMBS Pool	6.500%	4/13/2056	4,500	4,654
[4,5,6]	UMBS Pool	7.000%	4/15/2055	1,000	1,051
					52,351
Total U.S. Government and Agency Obligations (Cost $189,234)					188,041
Asset-Backed/Commercial Mortgage-Backed Securities (10.1%)
[4,7]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	310	309
[4,7]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	480	478
[4,7]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	140	139
[4,7]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	270	269
[4,7]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	290	289
[4,7]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	208	208
[4,7]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	140	137
[4]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2031	140	131
[4,7]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	100	96
[4,7]	AutoNation Finance Trust Class B Series 2025-1A	5.030%	8/12/2030	860	868
[4,7]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	830	841
[4,7]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	140	139
[4,7]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	300	304
[4,7]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	1,840	1,828
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	470	466
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	490	484
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	620	624
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	510	501
[4,7,8]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.228%	1/15/2038	150	150
[4,7,8]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	100	100
[4]	BBCMS Mortgage Trust Class A3 Series 2026-5C40	5.248%	2/15/2059	300	306
[4,8]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	410	425
[4,7,8]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	100	100
[4,7,8]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	40	40
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	210	208
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	320	302
[4,7,8]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	560	563
[4,7,8]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	160	160
[4]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	30	30
[4]	CarMax Auto Owner Trust Class C Series 2026-1	4.540%	3/15/2032	110	109
[4]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	200	203
[4]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	20	20
[4]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	70	69
[4,7,8]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	200	201
[4,7,8]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.792%	1/21/2037	150	150
[4,7,8]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.112%	1/21/2037	150	150
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	350	346
[4,7]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	180	177
[4,7]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	250	248
[4,7]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	290	288
[4,7]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	170	166
[4,7]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	375	376
[4,7]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	258	259
[4,7]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	397	393
[4,7]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	130	128

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	100	100
[4]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	685	682
[4]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	980	973
[4]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	440	436
[4,6,7,8]	Fannie Mae Connecticut Avenue Securities Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	787	787
[4,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	702	702
[4,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	362	362
[4,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	288	288
[4,6,7,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	829	827
[4,7]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	980	981
[4,7]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	420	420
[4,7]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	1,030	1,032
[4,7]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	370	370
[4,7,8]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	150	150
[4,7,8]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	150	150
[4,7]	Ford Credit Auto Owner Trust Class B Series 2026-1	4.480%	8/15/2038	470	467
[4,7]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	265	266
[4,6,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	250	250
[4,7,8]	GGP Trust Class A Series 2026-TY	4.670%	3/5/2043	170	168
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	100	101
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	50	50
[4,7,8,9]	Goldentree Loan Management U.S. CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.837%	10/20/2039	120	120
[4,7,8,9]	Goldentree Loan Management U.S. CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	100	100
[4,5,7,8]	Goldentree Loan Management U.S. CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	1.000%	4/20/2037	150	150
[4,5,7,8]	Goldentree Loan Management U.S. CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	1.000%	4/20/2037	150	150
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2025-A	4.790%	2/15/2033	400	404
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	1,600	1,595
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	100	100
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	100	99
[4,7]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	100	99
[4,7]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	510	508
[4]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	400	403
[4,7,8]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.554%	11/5/2037	100	100
[4,7]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	270	266
[4,7,8]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.593%	2/10/2043	160	158
[4,7,8]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.371%	10/24/2037	100	100
[4,7]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	130	130
[4,7]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	277	274
[4,7]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	163	163
[4,7]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	89	88
[4,7]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	150	148
[4,7]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	94	92
[4,7,8]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	364	366
[4,7]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	100	99
[4,7]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	530	524
[4,7]	NextGear Floorplan Master Owner Trust Class A2 Series 2026-1A	4.070%	2/18/2031	820	812
[4,7,8]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	100	100
[4,7,8]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.762%	4/16/2038	150	149
[4,7,8]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.072%	4/16/2038	150	150
[4,7]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	375	376
[4,7]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	250	251
[4,7]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	99	94
[4,7]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	160	154
[4,7]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	110	104
[4,7]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	980	958
[4,7]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	660	660
[4,7]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	100	100
[4,7,8]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	50	50
[4,7]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	150	147
[4,7]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	100	99
[4,5,7,8,9]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	1.000%	4/20/2039	120	120
[4,5,7,8,9]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	1.000%	4/20/2039	100	100
[4,7,8]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.842%	4/15/2041	125	125
[4,7,8]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	125	125
[4,7]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	360	357
[4,7]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	240	243

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	193	194
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	310	311
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	250	248
[4]	Santander Drive Auto Receivables Trust Class D Series 2026-1	4.750%	4/15/2032	440	433
[4,7]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	375	376
[4,7]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	136	136
[4,7]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	147	147
[4,7]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	330	335
[4,7]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	200	201
[4,7]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	100	99
[4,7]	SFS Auto Receivables Securitization Trust Class C Series 2026-1A	4.460%	11/21/2033	510	501
[4,7]	SLG Office Trust Class A Series 2021-OVA	2.585%	7/15/2041	350	311
[4,7]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	610	602
[4,7]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	210	208
[4,7]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	130	127
[4,7]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	290	286
[4,7]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	40	40
[4,7]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	980	982
[4,7]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	370	366
[4,7]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	150	147
[4,7]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	99	98
[4,7]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	133	133
[4,7]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	206	206
[4,7]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	1,140	1,135
[4,7]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	300	299
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	320	315
[4,7]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	320	313
[4,7]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	270	265
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	350	354
[4,7]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	100	99
[4,7,8]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.833%	3/10/2041	600	594
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	300	296
[4,7]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	1,036	1,017
[4,7]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	44	42
[4,7]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	180	179
[4,7]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	130	129
[4,7]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $46,781)					46,523
Corporate Bonds (44.7%)
Communications (3.6%)
	Airbnb Inc.	4.400%	3/16/2029	170	170
	Airbnb Inc.	4.650%	3/16/2031	160	160
	Alphabet Inc.	3.700%	2/15/2029	98	97
	Alphabet Inc.	4.100%	2/15/2031	577	573
[7]	Altice France SA	6.875%	10/15/2030	165	158
[7]	Altice France SA	6.500%	4/15/2032	184	174
	AMC Networks Inc.	4.250%	2/15/2029	201	170
[7]	AMC Networks Inc.	10.500%	7/15/2032	134	132
[7]	Black Pearl Compute LLC	6.125%	2/15/2031	15	15
[7]	Cable One Inc.	4.000%	11/15/2030	200	139
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	55	55
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	40	40
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	420	392
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	40	36
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	15	15
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	981	964
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	257	255
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	796	744
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,326	1,333
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	1,500	1,554
[4,7]	Cipher Compute LLC	7.125%	11/15/2030	120	124
[7]	Cox Communications Inc.	3.500%	8/15/2027	398	393
[7]	Cox Communications Inc.	5.450%	9/15/2028	300	306
[7]	CSC Holdings LLC	11.250%	5/15/2028	350	287
[7]	CSC Holdings LLC	11.750%	1/31/2029	480	347
[7]	CSC Holdings LLC	4.125%	12/1/2030	135	81
[7]	CSC Holdings LLC	4.500%	11/15/2031	70	42
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	200	230
[7]	Directv Financing LLC	8.875%	2/1/2030	265	264

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	230	235
[7]	DISH Network Corp.	11.750%	11/15/2027	906	933
[7]	EW Scripps Co.	9.875%	8/15/2030	25	24
[7]	Flash Compute LLC	7.250%	12/31/2030	240	242
	Fox Corp.	4.709%	1/25/2029	130	130
	Meta Platforms Inc.	4.200%	11/15/2030	822	814
[7]	Midcontinent Communications	8.000%	8/15/2032	260	242
[5,7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	55	57
[5,7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	45	47
	Omnicom Group Inc.	4.200%	3/2/2029	510	504
	Omnicom Group Inc.	4.200%	6/1/2030	800	786
	Paramount Global	4.200%	6/1/2029	305	291
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	60	56
[4,7]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	280	277
	Telefonica Emisiones SA	4.103%	3/8/2027	125	124
	T-Mobile USA Inc.	2.625%	2/15/2029	200	190
	Uber Technologies Inc.	4.300%	1/15/2030	50	50
	Uber Technologies Inc.	4.150%	1/15/2031	80	78
[7]	Univision Communications Inc.	7.375%	6/30/2030	240	235
[7]	Univision Communications Inc.	8.500%	7/31/2031	70	70
[7]	Univision Communications Inc.	9.375%	8/1/2032	5	5
	Verizon Communications Inc.	4.016%	12/3/2029	1,260	1,243
[7]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	20	17
[7]	Virgin Media Secured Finance plc	4.500%	8/15/2030	160	142
[7]	WULF Compute LLC	7.750%	10/15/2030	257	272
					16,314
Consumer Discretionary (4.4%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	325	318
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	422	427
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	7	7
	Amazon.com Inc.	3.850%	3/13/2028	1,690	1,683
	Amazon.com Inc.	4.000%	3/13/2029	680	676
	Amazon.com Inc.	4.100%	11/20/2030	52	51
	Amazon.com Inc.	4.250%	3/13/2031	1,600	1,588
	American Honda Finance Corp.	4.550%	7/9/2027	199	199
	American Honda Finance Corp.	4.150%	1/8/2029	120	119
	American Honda Finance Corp.	4.450%	1/8/2031	55	54
	AutoZone Inc.	3.750%	6/1/2027	321	319
	AutoZone Inc.	3.750%	4/18/2029	453	443
	Bath & Body Works Inc.	7.500%	6/15/2029	190	193
[7]	Bath & Body Works Inc.	6.625%	10/1/2030	260	262
[7,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	84	90
[7]	Belron UK Finance plc	5.750%	10/15/2029	200	201
[7]	BMW US Capital LLC	4.150%	8/11/2027	30	30
[7]	BMW US Capital LLC	4.500%	8/11/2030	55	54
[7]	Boyne USA Inc.	4.750%	5/15/2029	220	214
[7]	Caesars Entertainment Inc.	4.625%	10/15/2029	60	58
[7]	Carnival Corp.	5.125%	5/1/2029	65	65
[7]	Carnival Corp.	5.875%	6/15/2031	10	10
[7]	Churchill Downs Inc.	5.500%	4/1/2027	40	40
[7]	Churchill Downs Inc.	4.750%	1/15/2028	100	99
	Cornell University	4.169%	6/15/2030	20	20
	eBay Inc.	4.250%	3/6/2029	1,059	1,054
	eBay Inc.	2.700%	3/11/2030	103	96
[7]	Flutter Treasury DAC	5.875%	6/4/2031	355	351
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	200	198
	General Motors Co.	5.350%	4/15/2028	150	152
	General Motors Co.	5.400%	10/15/2029	100	102
	General Motors Financial Co. Inc.	5.400%	5/8/2027	888	896
	General Motors Financial Co. Inc.	6.000%	1/9/2028	928	949
	General Motors Financial Co. Inc.	4.900%	10/6/2029	85	85
	General Motors Financial Co. Inc.	5.350%	1/7/2030	10	10
	General Motors Financial Co. Inc.	5.450%	7/15/2030	445	455
	General Motors Financial Co. Inc.	4.600%	1/8/2031	165	163
[7]	Gildan Activewear Inc.	4.700%	10/7/2030	25	25
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	130	123
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	45	44
[7]	Light & Wonder International Inc.	7.500%	9/1/2031	150	154
	Lowe's Cos. Inc.	3.950%	10/15/2027	130	130

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.000%	10/15/2028	75	74
	Lowe's Cos. Inc.	4.250%	3/15/2031	370	364
[7]	Men's Wearhouse LLC	9.000%	2/1/2031	300	305
[7]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	595	592
[7]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	15	13
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	80	83
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	55	53
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	120	119
	Newell Brands Inc.	6.375%	9/15/2027	80	81
[7]	Newell Brands Inc.	8.500%	6/1/2028	35	36
	Newell Brands Inc.	6.625%	9/15/2029	570	557
	Newell Brands Inc.	6.375%	5/15/2030	40	39
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	10	10
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,010	971
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	6.500%	10/1/2028	10	10
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	320	306
[7]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	85	85
[7]	Stellantis Finance US Inc.	5.625%	1/12/2028	375	378
[7]	Stellantis Finance US Inc.	5.350%	3/17/2028	1,750	1,761
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	199
[7]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	200	196
	Toyota Motor Credit Corp.	4.050%	3/13/2029	645	641
	Toyota Motor Credit Corp.	4.200%	1/10/2031	105	104
[7]	Vail Resorts Inc.	5.625%	7/15/2030	30	30
[7]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	250	255
	Whirlpool Corp.	6.125%	6/15/2030	150	146
	Whirlpool Corp.	2.400%	5/15/2031	250	200
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	50	49
[7]	Wynn Macau Ltd.	5.500%	10/1/2027	130	129
[7]	ZF North America Capital Inc.	6.750%	4/23/2030	330	320
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	120	118
					20,431
Consumer Staples (1.7%)
[7]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	15	15
	BAT Capital Corp.	3.557%	8/15/2027	689	681
	BAT Capital Corp.	2.259%	3/25/2028	10	10
	BAT Capital Corp.	4.906%	4/2/2030	1,025	1,036
	BAT Capital Corp.	6.343%	8/2/2030	70	75
	BAT International Finance plc	5.931%	2/2/2029	100	104
[7]	Cargill Inc.	4.125%	10/23/2030	93	92
	Conagra Brands Inc.	4.850%	11/1/2028	133	133
	Conagra Brands Inc.	8.250%	9/15/2030	50	56
	Constellation Brands Inc.	4.800%	5/1/2030	70	70
[7]	Darling Ingredients Inc.	5.250%	4/15/2027	435	435
	Diageo Capital plc	2.000%	4/29/2030	200	181
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	355	338
[7,11]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	109
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	50	47
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	30	30
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5	5
	Kroger Co.	2.200%	5/1/2030	290	265
[7]	Mars Inc.	4.600%	3/1/2028	365	367
[7]	Mars Inc.	4.550%	4/20/2028	20	20
	McCormick & Co. Inc.	4.150%	2/15/2029	150	148
[7]	Opal Bidco SAS	6.500%	3/31/2032	295	295
	Philip Morris International Inc.	4.375%	11/1/2027	53	53
	Philip Morris International Inc.	3.875%	10/27/2028	275	273
	Philip Morris International Inc.	4.875%	2/13/2029	175	178
	Philip Morris International Inc.	3.375%	8/15/2029	200	194
	Philip Morris International Inc.	4.625%	11/1/2029	250	252
	Philip Morris International Inc.	5.625%	11/17/2029	150	156
	Philip Morris International Inc.	5.125%	2/15/2030	400	408
	Philip Morris International Inc.	4.375%	4/30/2030	350	348
	Philip Morris International Inc.	4.000%	10/29/2030	270	264
	Sysco Corp.	4.400%	7/25/2031	80	78
	Tyson Foods Inc.	3.550%	6/2/2027	345	342
	Tyson Foods Inc.	4.350%	3/1/2029	620	618
	Tyson Foods Inc.	5.400%	3/15/2029	27	28
					7,704

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (2.6%)
[7]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	580	580
[7]	Chord Energy Corp.	6.000%	10/1/2030	20	20
	ConocoPhillips Co.	4.700%	1/15/2030	53	53
	Coterra Energy Inc.	3.900%	5/15/2027	398	395
	DCP Midstream Operating LP	5.625%	7/15/2027	186	188
	Ecopetrol SA	4.625%	11/2/2031	20	18
	Enbridge Inc.	4.850%	3/27/2031	190	191
	Energy Transfer LP	5.250%	4/15/2029	127	129
	Energy Transfer LP	4.150%	9/15/2029	100	99
	EOG Resources Inc.	4.400%	1/15/2031	40	40
	EQT Corp.	4.500%	1/15/2029	46	46
	EQT Corp.	4.750%	1/15/2031	40	40
[7]	Excelerate Energy LP	8.000%	5/15/2030	210	220
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	293	285
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	693	613
	Helmerich & Payne Inc.	4.850%	12/1/2029	53	53
	MPLX LP	4.800%	2/15/2029	133	134
	ONEOK Inc.	4.550%	7/15/2028	150	150
	ONEOK Inc.	4.350%	3/15/2029	105	104
	OQ SAOC	5.125%	5/6/2028	1,400	1,396
	Petrobras Global Finance BV	5.125%	9/10/2030	423	414
[4]	Petroleos Mexicanos	8.750%	6/2/2029	735	773
	Petroleos Mexicanos	6.840%	1/23/2030	541	541
[7]	Rockies Express Pipeline LLC	4.950%	7/15/2029	100	98
[7]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,000	971
	SM Energy Co.	6.625%	1/15/2027	240	240
[7]	SM Energy Co.	6.750%	8/1/2029	250	254
[7]	SM Energy Co.	8.750%	7/1/2031	122	128
[7]	SM Energy Co.	9.625%	6/15/2033	92	102
[7]	Sunoco LP	4.500%	10/1/2029	30	29
[7]	Sunoco LP	5.625%	3/15/2031	25	25
[7]	Sunoco LP	5.375%	7/15/2031	25	25
	Targa Resources Corp.	6.150%	3/1/2029	85	89
	Targa Resources Corp.	4.350%	4/15/2031	335	328
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	202
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	30	29
[7]	Transocean International Ltd.	8.250%	5/15/2029	210	217
	Uzbekneftegaz JSC	8.750%	5/7/2030	1,256	1,324
[7]	Valaris Ltd.	8.375%	4/30/2030	550	570
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	137	130
[7]	Venture Global LNG Inc.	9.500%	2/1/2029	240	260
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	60	62
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	120	129
[7]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	200	206
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	70	73
					11,973
Financials (16.3%)
[7]	ABN AMRO Bank NV	2.470%	12/13/2029	270	255
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	265	262
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	40	40
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	50	51
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	400	385
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	230	227
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	250	250
	Allstate Corp.	5.050%	6/24/2029	50	51
	Ally Financial Inc.	5.737%	5/15/2029	50	51
	American Express Co.	5.532%	4/25/2030	250	257
	American Express Co.	5.085%	1/30/2031	50	51
	American Express Co.	5.016%	4/25/2031	150	152
	American International Group Inc.	4.850%	5/7/2030	150	151
[7]	AmWINS Group Inc.	4.875%	6/30/2029	220	211
	Aon Corp.	4.500%	12/15/2028	50	50
	Aon Corp.	2.800%	5/15/2030	50	47
	Apollo Debt Solutions BDC	5.875%	8/30/2030	75	74
[7]	Apollo Debt Solutions BDC	5.700%	1/23/2031	70	68
[7]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	82	80
	Ares Capital Corp.	5.250%	4/12/2031	70	68
[7]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	30	31

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Athene Global Funding	5.349%	7/9/2027	70	70
[7]	Athene Global Funding	4.830%	5/9/2028	530	528
[7]	Athene Global Funding	4.721%	10/8/2029	50	49
[7]	Atlas Warehouse Lending Co. LP	6.050%	1/15/2028	750	760
[7]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	740	729
[7]	Aviation Capital Group LLC	4.250%	4/30/2029	100	99
	Banco Santander SA	4.250%	4/11/2027	75	75
	Banco Santander SA	6.607%	11/7/2028	340	357
	Banco Santander SA	5.565%	1/17/2030	100	102
	Banco Santander SA	5.538%	3/14/2030	100	102
	Bank of America Corp.	4.948%	7/22/2028	700	704
	Bank of America Corp.	2.087%	6/14/2029	150	143
	Bank of America Corp.	3.194%	7/23/2030	620	595
	Bank of Montreal	5.717%	9/25/2028	100	103
	Bank of Montreal	4.439%	1/14/2032	50	49
	Bank of New York Mellon Corp.	5.802%	10/25/2028	750	767
	Bank of New York Mellon Corp.	6.317%	10/25/2029	50	52
	Bank of Nova Scotia	4.932%	2/14/2029	50	50
[7]	Banque Federative du Credit Mutuel SA	5.790%	7/13/2028	750	770
[7]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	425	419
	Barclays plc	5.088%	6/20/2030	750	753
	Barclays plc	4.521%	2/24/2032	200	196
	Blackstone Secured Lending Fund	5.350%	4/13/2028	19	19
[7]	Block Inc.	5.625%	8/15/2030	60	60
	Block Inc.	6.500%	5/15/2032	290	292
[7]	BNP Paribas SA	4.792%	5/9/2029	200	201
[7]	BNP Paribas SA	5.497%	5/20/2030	200	205
[7]	BPCE SA	2.700%	10/1/2029	250	234
	Brookfield Finance Inc.	4.850%	3/29/2029	50	50
	Brown & Brown Inc.	4.700%	6/23/2028	17	17
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	300	302
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	178	182
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	250	250
	Capital One Financial Corp.	4.493%	9/11/2031	125	123
	Capital One Financial Corp.	4.722%	1/30/2032	430	423
	Charles Schwab Corp.	5.643%	5/19/2029	100	103
[7]	Citadel LP	6.000%	1/23/2030	50	51
[7]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	250	254
	Citigroup Inc.	4.786%	3/4/2029	825	829
	Citigroup Inc.	2.976%	11/5/2030	50	47
	Citigroup Inc.	4.952%	5/7/2031	325	327
	Citigroup Inc.	4.503%	9/11/2031	319	315
	Citizens Bank NA / Providence RI	4.575%	8/9/2028	40	40
	Citizens Financial Group Inc.	5.253%	3/5/2031	50	51
[7]	Cooperatieve Rabobank UA	5.564%	2/28/2029	270	275
[7]	Cooperatieve Rabobank UA	5.447%	3/5/2030	963	984
	Corebridge Financial Inc.	6.875%	12/15/2052	70	71
[7]	Corebridge Global Funding	4.250%	8/21/2028	50	50
[7]	Credit Agricole SA	6.316%	10/3/2029	250	260
[7]	Danske Bank A/S	4.662%	3/27/2029	1,230	1,233
[7]	Danske Bank A/S	5.019%	3/4/2031	800	805
[7]	Depository Trust Co.	4.300%	3/27/2029	250	250
	Deutsche Bank AG	2.552%	1/7/2028	150	148
	Deutsche Bank AG	5.373%	1/10/2029	1,193	1,207
	Deutsche Bank AG	6.819%	11/20/2029	424	445
	Deutsche Bank AG	5.297%	5/9/2031	265	268
	Deutsche Bank AG	4.950%	8/4/2031	398	397
	Deutsche Bank AG	3.547%	9/18/2031	398	374
[7]	DNB Bank ASA	4.384%	11/4/2031	320	315
[7]	Equitable America Global Funding	4.650%	6/9/2028	50	50
[7]	Equitable Holdings Inc.	4.572%	2/15/2029	100	99
[7]	Fair Isaac Corp.	4.000%	6/15/2028	700	680
	Fidelity National Information Services Inc.	4.450%	3/10/2028	1,020	1,017
	Fidelity National Information Services Inc.	4.550%	3/10/2029	1,000	995
	Fifth Third Bancorp	4.055%	4/25/2028	281	279
[7]	Freedom Mortgage Corp.	6.625%	1/15/2027	180	180
[7]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	20	19
[7]	GA Global Funding Trust	1.950%	9/15/2028	150	140
	GATX Corp.	4.550%	11/7/2028	30	30
[7]	Global Atlantic Fin Co.	4.400%	10/15/2029	50	48

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Global Atlantic Fin Co.	3.125%	6/15/2031	26	23
	Goldman Sachs Group Inc.	4.937%	4/23/2028	50	50
	Goldman Sachs Group Inc.	4.148%	1/21/2029	850	844
	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	394
	Goldman Sachs Group Inc.	5.727%	4/25/2030	415	428
	Goldman Sachs Group Inc.	5.049%	7/23/2030	255	258
	Goldman Sachs Group Inc.	4.692%	10/23/2030	60	60
	Goldman Sachs Group Inc.	5.207%	1/28/2031	50	51
	Goldman Sachs Group Inc.	4.516%	1/21/2032	600	591
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	170	159
[7]	HPS Corporate Lending Fund	5.650%	4/2/2031	30	29
	HSBC Holdings plc	7.390%	11/3/2028	30	31
	HSBC Holdings plc	4.899%	3/3/2029	80	80
	HSBC Holdings plc	4.398%	3/10/2030	550	546
	HSBC Holdings plc	4.950%	3/31/2030	480	485
	HSBC Holdings plc	5.286%	11/19/2030	250	254
	HSBC Holdings plc	5.240%	5/13/2031	350	355
	HSBC Holdings plc	4.619%	11/6/2031	610	602
	HSBC USA Inc.	4.650%	6/3/2028	250	252
	Huntington Bancshares Inc.	4.443%	8/4/2028	491	491
	Huntington National Bank	4.552%	5/17/2028	200	200
	Huntington National Bank	5.650%	1/10/2030	100	103
	ING Groep NV	4.550%	10/2/2028	750	751
	ING Groep NV	5.335%	3/19/2030	200	204
	ING Groep NV	4.803%	3/23/2032	200	199
	JPMorgan Chase & Co.	4.979%	7/22/2028	265	267
	JPMorgan Chase & Co.	4.505%	10/22/2028	100	100
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,000	1,009
	JPMorgan Chase & Co.	4.005%	4/23/2029	100	99
	JPMorgan Chase & Co.	6.087%	10/23/2029	200	208
	JPMorgan Chase & Co.	5.012%	1/23/2030	181	184
	JPMorgan Chase & Co.	2.522%	4/22/2031	53	49
	JPMorgan Chase & Co.	1.764%	11/19/2031	550	482
	JPMorgan Chase & Co.	4.347%	1/22/2032	295	291
[7]	Lincoln Financial Global Funding	4.200%	1/12/2029	80	79
	Lincoln National Corp.	3.400%	1/15/2031	100	93
	Lloyds Banking Group plc	5.871%	3/6/2029	1,250	1,281
	M&T Bank Corp.	4.553%	8/16/2028	756	755
	M&T Bank Corp.	5.179%	7/8/2031	85	86
	M&T Bank Corp.	5.400%	7/30/2035	39	39
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	663	665
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	250	240
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	265	269
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	750	761
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	550	542
	Mizuho Financial Group Inc.	4.254%	9/11/2029	200	199
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	200
	Morgan Stanley	6.407%	11/1/2029	75	78
	Morgan Stanley	4.238%	1/9/2030	435	430
	Morgan Stanley	5.173%	1/16/2030	199	202
	Morgan Stanley	5.042%	7/19/2030	133	135
	Morgan Stanley	4.493%	1/16/2032	395	389
	Morgan Stanley Bank NA	4.952%	1/14/2028	600	602
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,265	1,279
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	250	249
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	750	747
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	650	640
	National Bank of Canada	5.600%	12/18/2028	750	773
	NatWest Group plc	5.808%	9/13/2029	750	772
	NatWest Group plc	4.445%	5/8/2030	200	199
[5,7]	Nippon Life Insurance Co.	4.748%	4/2/2031	205	206
	Nomura Holdings Inc.	5.842%	1/18/2028	530	541
[7]	Nordea Bank Abp	4.625%	9/13/2033	200	199
	OneMain Finance Corp.	3.500%	1/15/2027	80	79
	OneMain Finance Corp.	6.625%	5/15/2029	70	70
	ORIX Corp.	5.000%	9/13/2027	750	756
[7]	Pacific Life Global Funding II	1.600%	9/21/2028	50	47
[7]	Panther Escrow Issuer LLC	7.125%	6/1/2031	245	245
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	796	794
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	106	108

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	303	307
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.350%	11/1/2029	133	127
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	300	302
	Pinnacle Bank	5.957%	1/15/2036	250	248
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	35	36
	PNC Financial Services Group Inc.	4.075%	1/26/2029	110	109
	Progressive Corp.	4.600%	3/26/2031	195	195
	Prudential Financial Inc.	4.500%	9/15/2047	70	68
	Prudential Financial Inc.	5.700%	9/15/2048	291	288
	Regions Financial Corp.	1.800%	8/12/2028	250	235
	Regions Financial Corp.	5.722%	6/6/2030	300	308
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	125	124
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	480	485
[7]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	80	76
	Royal Bank of Canada	4.522%	10/18/2028	106	106
	Royal Bank of Canada	4.965%	1/24/2029	100	101
	Royal Bank of Canada	4.969%	8/2/2030	30	30
	Royal Bank of Canada	4.650%	10/18/2030	150	150
	Royal Bank of Canada	4.970%	5/2/2031	597	604
	Santander UK Group Holdings plc	6.534%	1/10/2029	350	361
	Santander UK Group Holdings plc	4.858%	9/11/2030	663	664
[7]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	180	177
	Sixth Street Lending Partners	5.750%	1/15/2030	27	27
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	35	35
[7]	Societe Generale SA	4.450%	4/12/2030	200	198
[7]	Starwood Property Trust Inc.	4.375%	1/15/2027	225	224
	State Street Corp.	4.834%	4/24/2030	47	48
	Suci Second Investment Co.	4.375%	9/10/2027	2,680	2,667
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	265	270
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	750	771
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	200	198
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	100	95
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	750	739
[7]	Sumitomo Mitsui Trust Bank Ltd.	5.550%	9/14/2028	750	769
[7]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	960	955
[7]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	840	834
[7]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	460	454
	Toronto-Dominion Bank	4.783%	12/17/2029	100	101
	Truist Bank	4.144%	1/27/2029	450	448
	Truist Bank	2.250%	3/11/2030	1,000	909
	Truist Financial Corp.	7.161%	10/30/2029	200	212
	Truist Financial Corp.	5.071%	5/20/2031	160	162
	UBS AG / Stamford CT	4.302%	3/16/2029	960	959
[7]	UBS Group AG	6.246%	9/22/2029	300	312
[7]	UBS Group AG	4.151%	12/23/2029	2,254	2,229
[7]	UBS Group AG	3.126%	8/13/2030	557	530
[7]	UBS Group AG	5.617%	9/13/2030	200	206
[7]	UBS Group AG	4.398%	9/23/2031	663	651
[7]	United Wholesale Mortgage LLC	5.750%	6/15/2027	125	123
	US Bancorp	4.653%	2/1/2029	200	201
	US Bancorp	5.384%	1/23/2030	85	87
	US Bank NA	4.730%	5/15/2028	99	99
	Wells Fargo & Co.	2.393%	6/2/2028	265	259
	Wells Fargo & Co.	4.808%	7/25/2028	203	204
	Wells Fargo & Co.	4.970%	4/23/2029	663	669
	Wells Fargo & Co.	5.574%	7/25/2029	100	102
	Wells Fargo & Co.	6.303%	10/23/2029	865	901
	Wells Fargo & Co.	4.182%	1/23/2030	400	396
	Wells Fargo & Co.	5.244%	1/24/2031	655	668
	Wells Fargo & Co.	5.150%	4/23/2031	315	320
	Willis North America Inc.	4.500%	9/15/2028	700	699
					74,988
Health Care (3.0%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	355	361
	Abbott Laboratories	3.700%	3/9/2029	890	879
	Abbott Laboratories	4.000%	3/15/2031	770	758
	AbbVie Inc.	3.775%	3/3/2028	330	328
	AbbVie Inc.	4.125%	3/15/2031	135	133
	Amgen Inc.	1.650%	8/15/2028	5	5

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.200%	2/19/2031	140	138
	Ascension Health	4.078%	11/15/2028	60	60
	Ascension Health	4.294%	11/15/2030	100	99
	Augusta SpinCo Corp.	4.321%	9/23/2027	350	350
	Augusta SpinCo Corp.	4.398%	3/23/2029	225	224
	Augusta SpinCo Corp.	4.656%	3/23/2031	285	284
	Baxter International Inc.	3.950%	4/1/2030	53	51
	Becton Dickinson & Co.	4.874%	2/8/2029	133	134
	Becton Dickinson & Co.	2.823%	5/20/2030	18	17
	Cencora Inc.	3.950%	2/13/2029	255	251
	Cencora Inc.	4.250%	11/15/2030	85	83
[7]	Charles River Laboratories International Inc.	4.250%	5/1/2028	40	39
[7]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	147
	CommonSpirit Health	4.352%	9/1/2030	35	35
	CommonSpirit Health	2.782%	10/1/2030	75	69
	CVS Health Corp.	1.300%	8/21/2027	65	62
	CVS Health Corp.	5.000%	1/30/2029	525	532
	CVS Health Corp.	3.250%	8/15/2029	30	29
	CVS Health Corp.	5.125%	2/21/2030	220	223
	CVS Health Corp.	1.750%	8/21/2030	85	75
[7]	DaVita Inc.	4.625%	6/1/2030	30	29
	Elevance Health Inc.	4.000%	9/15/2028	345	342
	Elevance Health Inc.	2.250%	5/15/2030	66	60
[7]	Endo Finance Holdings LP	8.500%	4/15/2031	40	42
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	675	671
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	1,668	1,740
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	160	161
	HCA Inc.	3.125%	3/15/2027	53	52
	HCA Inc.	5.625%	9/1/2028	50	51
	HCA Inc.	3.375%	3/15/2029	75	73
	HCA Inc.	3.500%	9/1/2030	150	142
	HCA Inc.	4.300%	11/15/2030	85	84
[7]	IQVIA Inc.	5.000%	10/15/2026	325	324
[7]	IQVIA Inc.	5.000%	5/15/2027	420	419
[7]	IQVIA Inc.	6.250%	6/1/2032	10	10
[7]	Medline Borrower LP	5.250%	10/1/2029	50	50
	Merck & Co. Inc.	4.150%	3/15/2031	93	92
	Novartis Capital Corp.	4.100%	3/16/2029	155	155
	Novartis Capital Corp.	4.400%	3/18/2031	360	360
[7,11]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	300	333
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	40	39
	Pfizer Inc.	4.200%	11/15/2030	95	94
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	201
	Quest Diagnostics Inc.	2.950%	6/30/2030	290	272
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	550	557
	Teleflex Inc.	4.625%	11/15/2027	150	149
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	308	305
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	35	35
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	165	163
	UnitedHealth Group Inc.	4.250%	1/15/2029	50	50
	UnitedHealth Group Inc.	2.875%	8/15/2029	750	715
	UnitedHealth Group Inc.	4.800%	1/15/2030	35	35
	UnitedHealth Group Inc.	2.000%	5/15/2030	455	412
	UnitedHealth Group Inc.	4.650%	1/15/2031	30	30
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	50	51
					13,664
Industrials (3.0%)
	3M Co.	2.375%	8/26/2029	50	47
	3M Co.	3.050%	4/15/2030	50	47
[7]	Air Canada	3.875%	8/15/2026	550	547
[7]	Allison Transmission Inc.	5.875%	6/1/2029	40	40
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	12	12
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	190	188
	Amphenol Corp.	3.800%	11/15/2027	74	74
	Amphenol Corp.	3.900%	11/15/2028	40	40
	Amphenol Corp.	4.125%	11/15/2030	170	167
	Boeing Co.	5.040%	5/1/2027	1,053	1,059
	Boeing Co.	6.259%	5/1/2027	308	313
	Boeing Co.	3.250%	2/1/2028	100	98

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.250%	3/1/2028	25	24
	Boeing Co.	3.200%	3/1/2029	955	921
	Boeing Co.	6.298%	5/1/2029	330	347
	Boeing Co.	2.950%	2/1/2030	250	235
	Boeing Co.	5.150%	5/1/2030	807	819
	Boeing Co.	3.625%	2/1/2031	400	380
[7]	BWX Technologies Inc.	4.125%	6/30/2028	465	453
[7]	BWX Technologies Inc.	4.125%	4/15/2029	580	558
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	95	94
[7]	Clean Harbors Inc.	5.125%	7/15/2029	210	207
[7]	CompoSecure Holdings LLC	5.625%	2/1/2033	145	142
	Eaton Corp.	3.850%	3/6/2028	1,620	1,609
	Eaton Corp.	3.950%	3/6/2029	590	584
	Eaton Corp.	4.200%	3/6/2031	20	20
[7]	Entegris Inc.	4.375%	4/15/2028	130	127
[7]	Esab Corp.	5.625%	4/1/2031	50	50
[7]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	90	89
[7]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	410	403
[7]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	20	19
[7]	Garda World Security Corp.	7.750%	2/15/2028	20	20
[7]	Garda World Security Corp.	6.500%	1/15/2031	65	66
[7]	Garda World Security Corp.	8.250%	8/1/2032	35	35
[7]	Garda World Security Corp.	8.375%	11/15/2032	25	25
[7]	Gates Corp.	6.875%	7/1/2029	255	261
	GE Vernova Inc.	4.250%	2/4/2031	92	91
[7]	Herc Holdings Inc.	7.000%	6/15/2030	20	21
[7]	Honeywell Aerospace Inc.	3.900%	3/16/2028	201	200
[7]	Honeywell Aerospace Inc.	4.000%	3/16/2029	154	153
[7]	Honeywell Aerospace Inc.	4.300%	3/16/2031	292	289
	Howmet Aerospace Inc.	3.900%	4/15/2029	71	70
	Jacobs Solutions Inc.	4.750%	3/3/2031	520	513
[7]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	230	217
	John Deere Capital Corp.	3.900%	3/9/2029	740	735
	John Deere Capital Corp.	4.550%	6/5/2030	100	101
	Otis Worldwide Corp.	2.565%	2/15/2030	283	263
	Regal Rexnord Corp.	6.300%	2/15/2030	20	21
	RTX Corp.	4.125%	11/16/2028	194	193
	RTX Corp.	7.500%	9/15/2029	199	219
	Ryder System Inc.	5.650%	3/1/2028	50	51
[7]	TK Elevator US Newco Inc.	5.250%	7/15/2027	200	199
[7]	TransDigm Inc.	6.750%	8/15/2028	115	116
[4]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	27	27
	United Airlines Holdings Inc.	4.875%	3/1/2029	10	10
	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
	Waste Management Inc.	4.650%	3/15/2030	50	50
[7]	WESCO Distribution Inc.	5.250%	4/15/2031	10	10
					13,674
Materials (1.7%)
[7]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5
[7]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	390	375
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	20	18
[7,11]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	100	112
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	15	15
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	30	30
[7]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	285	272
	Commercial Metals Co.	4.125%	1/15/2030	20	19
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	200	198
	CRH SMW Finance DAC	5.200%	5/21/2029	200	204
	CRH SMW Finance DAC	5.125%	1/9/2030	150	153
	Eastman Chemical Co.	5.000%	8/1/2029	125	126
[7]	Element Solutions Inc.	3.875%	9/1/2028	320	312
	FMC Corp.	3.450%	10/1/2029	240	215
	FMC Corp.	8.450%	11/1/2055	135	88
	Freeport-McMoRan Inc.	4.625%	8/1/2030	128	127
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	60	60
[7]	Georgia-Pacific LLC	2.300%	4/30/2030	159	146
[7]	Graphic Packaging International LLC	4.750%	7/15/2027	340	337
[7]	Graphic Packaging International LLC	3.750%	2/1/2030	350	322

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Hudbay Minerals Inc.	4.500%	4/1/2026	100	100
[7]	Hudbay Minerals Inc.	6.125%	4/1/2029	420	419
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	70	70
[7]	Magnera Corp.	4.750%	11/15/2029	195	176
	Mosaic Co.	5.375%	11/15/2028	20	20
	Mosaic Co.	4.350%	1/15/2029	100	100
[7]	NOVA Chemicals Corp.	4.250%	5/15/2029	450	438
[7]	Novelis Corp.	4.750%	1/30/2030	370	350
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	80	78
[7]	Olympus Water US Holding Corp.	6.750%	8/1/2032	175	167
[7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	38
[7]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	230	230
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	210	201
[7]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	20	20
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	500	509
[7]	SNF Group SACA	3.125%	3/15/2027	715	715
[7]	SNF Group SACA	3.375%	3/15/2030	180	167
[7]	SNF Group SACA	5.626%	3/31/2031	255	258
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
	Steel Dynamics Inc.	4.000%	12/15/2028	80	79
	Vale Canada Ltd.	7.200%	9/15/2032	95	103
	Vulcan Materials Co.	4.950%	12/1/2029	50	51
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	200	184
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	70	70
	WRKCo Inc.	3.900%	6/1/2028	20	20
					7,737
Real Estate (1.6%)
	American Homes 4 Rent LP	4.250%	2/15/2028	13	13
	American Tower Corp.	3.550%	7/15/2027	100	99
	American Tower Corp.	5.500%	3/15/2028	50	51
	American Tower Corp.	5.800%	11/15/2028	100	103
	American Tower Corp.	5.200%	2/15/2029	100	102
	Boston Properties LP	3.250%	1/30/2031	350	323
	Brandywine Operating Partnership LP	8.875%	4/12/2029	435	442
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	22
	Camden Property Trust	3.150%	7/1/2029	50	48
	Camden Property Trust	2.800%	5/15/2030	50	47
	COPT Defense Properties LP	4.500%	10/15/2030	12	12
	Crown Castle Inc.	3.650%	9/1/2027	159	157
	Crown Castle Inc.	3.800%	2/15/2028	30	30
	Crown Castle Inc.	4.800%	9/1/2028	330	332
	Crown Castle Inc.	3.100%	11/15/2029	330	311
	Crown Castle Inc.	3.300%	7/1/2030	312	293
	CubeSmart LP	2.250%	12/15/2028	50	47
	Digital Realty Trust LP	5.550%	1/15/2028	663	675
	Digital Realty Trust LP	3.600%	7/1/2029	400	388
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	401	393
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	150	149
	Equinix Inc.	2.150%	7/15/2030	470	422
	Healthpeak OP LLC	3.500%	7/15/2029	47	45
	Highwoods Realty LP	4.200%	4/15/2029	4	4
	Highwoods Realty LP	3.050%	2/15/2030	20	18
	Host Hotels & Resorts LP	4.250%	12/15/2028	20	20
	Hudson Pacific Properties LP	3.950%	11/1/2027	80	75
	Hudson Pacific Properties LP	5.950%	2/15/2028	490	465
[11]	MPT Operating Partnership LP / MPT Finance Corp.	0.993%	10/15/2026	250	277
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	85	56
[7]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	45	46
	Public Storage Operating Co.	1.850%	5/1/2028	700	667
	Realty Income Corp.	3.100%	12/15/2029	50	48
	Rexford Industrial Realty LP	5.000%	6/15/2028	75	76
	SBA Communications Corp.	3.875%	2/15/2027	70	69
	Service Properties Trust	5.500%	12/15/2027	60	60
[7]	Service Properties Trust	0.000%	9/30/2028	665	606
	Simon Property Group LP	4.300%	1/15/2031	200	197
	UDR Inc.	3.500%	7/1/2027	265	262
					7,450

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (4.1%)
[7]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	250	186
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	415	404
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	380	367
	Concentrix Corp.	6.500%	3/1/2029	237	231
[5]	Cotiviti Corp.	7.625%	5/1/2031	180	167
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	590	561
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	1,474	1,459
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	398	420
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	681	672
[7]	Foundry JV Holdco LLC	5.900%	1/25/2030	752	779
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	278	276
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	80	80
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	741	735
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	528	525
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	512	502
[7]	Imola Merger Corp.	4.750%	5/15/2029	240	233
	Intel Corp.	3.150%	5/11/2027	472	465
	Intel Corp.	3.750%	8/5/2027	40	40
	Intel Corp.	4.000%	8/5/2029	550	541
	Intel Corp.	2.450%	11/15/2029	130	121
	Intel Corp.	5.125%	2/10/2030	771	781
	Intel Corp.	3.900%	3/25/2030	1,256	1,218
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	107
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
	Leidos Inc.	4.100%	3/15/2029	300	297
[7]	McAfee Corp.	7.375%	2/15/2030	290	239
	Oracle Corp.	3.250%	11/15/2027	300	293
	Oracle Corp.	2.300%	3/25/2028	530	505
	Oracle Corp.	4.800%	8/3/2028	1,150	1,150
	Oracle Corp.	4.550%	2/4/2029	355	351
	Oracle Corp.	2.950%	4/1/2030	180	164
	Oracle Corp.	3.250%	5/15/2030	278	257
	Oracle Corp.	4.450%	9/26/2030	80	77
	Oracle Corp.	4.950%	2/4/2031	949	929
[7]	Rocket Software Inc.	9.000%	11/28/2028	405	404
	Roper Technologies Inc.	4.250%	9/15/2028	24	24
	Roper Technologies Inc.	4.450%	9/15/2030	25	25
	Salesforce Inc.	4.500%	3/15/2028	550	550
	Salesforce Inc.	4.650%	3/15/2029	600	601
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	290	290
[7]	SS&C Technologies Inc.	6.500%	6/1/2032	10	10
	Texas Instruments Inc.	4.500%	5/23/2030	663	666
[7]	UKG Inc.	6.875%	2/1/2031	340	333
	VMware LLC	1.800%	8/15/2028	250	235
	Workday Inc.	3.500%	4/1/2027	358	355
					18,630
Utilities (2.7%)
	Ameren Corp.	5.000%	1/15/2029	928	943
	Appalachian Power Co.	3.300%	6/1/2027	250	247
	Arizona Public Service Co.	2.950%	9/15/2027	500	489
	Arizona Public Service Co.	2.600%	8/15/2029	265	249
	Black Hills Corp.	5.950%	3/15/2028	50	51
[7]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	35	34
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	186	189
	Constellation Energy Generation LLC	5.600%	3/1/2028	50	51
[7]	Constellation Energy Generation LLC	5.000%	2/1/2031	20	20
	Dominion Energy Inc.	6.875%	2/1/2055	160	164
	DTE Energy Co.	4.875%	6/1/2028	265	267
	DTE Energy Co.	5.100%	3/1/2029	265	270
[7]	Enel Finance International NV	4.125%	9/30/2028	210	208
[12]	Eskom Holdings	4.314%	7/23/2027	475	467
	Evergy Inc.	4.250%	3/15/2029	860	853
[7]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	75	75
[7]	ITC Holdings Corp.	4.950%	9/22/2027	325	327
[7]	Jersey Central Power & Light Co.	4.150%	1/15/2029	15	15
[7]	Jersey Central Power & Light Co.	4.400%	1/15/2031	20	20
	National Grid plc	5.602%	6/12/2028	133	136
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	190	191

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	50	50
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	50	51
	NiSource Inc.	3.490%	5/15/2027	150	148
	NiSource Inc.	5.250%	3/30/2028	85	86
	NiSource Inc.	6.950%	11/30/2054	50	51
	NSTAR Electric Co.	4.850%	3/1/2030	50	51
	Pacific Gas & Electric Co.	6.100%	1/15/2029	750	776
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	280	274
	Pinnacle West Capital Corp.	4.900%	5/15/2028	80	81
[7]	PSEG Power LLC	5.200%	5/15/2030	75	76
	Public Service Co. of Colorado	4.150%	3/13/2029	1,040	1,037
	Public Service Electric & Gas Co.	4.200%	1/1/2031	350	346
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	159	162
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	400	352
	Southern Co.	5.500%	3/15/2029	183	189
	Southern Co.	3.700%	4/30/2030	716	694
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	80	79
	System Energy Resources Inc.	6.000%	4/15/2028	150	154
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	10	10
[7]	Vistra Operations Co. LLC	5.625%	2/15/2027	810	810
[7]	Vistra Operations Co. LLC	4.300%	10/15/2028	220	218
[7]	Vistra Operations Co. LLC	4.700%	1/31/2031	100	98
	WEC Energy Group Inc.	5.150%	10/1/2027	150	152
	Wisconsin Electric Power Co.	3.950%	3/1/2029	300	297
	Wisconsin Public Service Corp.	4.550%	12/1/2029	150	150
[7]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	445	460
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	55	58
					12,270
Total Corporate Bonds (Cost $206,585)					204,835
Floating Rate Loan Interests (1.9%)
[8]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	5.418%	9/20/2030	530	529
[8]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.418%	5/28/2032	357	353
[8]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	40	39
[8]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	214	212
[8]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.168%	1/27/2032	439	437
[8]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	620	620
[8]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	220	221
[8]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	370	369
[8,13]	Betclic Everest Group	—%	12/10/2031	5	5
[8]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	5	5
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.168%	5/6/2030	696	694
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.418%	1/28/2032	119	119
[8]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	6.918%	4/1/2032	40	37
[8]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	255	241
[8,11,13]	Electronic Arts Inc.	—%	3/24/2033	120	127
[8]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	369	366
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	370	368
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	68	67
[8]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	70	69
[8]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.918%	1/26/2033	5	5
[8]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	200	200
[8,13]	Hologic Inc.	—%	1/14/2033	55	54
[8]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.949%	12/30/2032	25	25
[8]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.422%	5/19/2031	100	100
[8]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.152%	5/19/2031	420	419
[8]	Light & Wonder International Inc. Term Loan B, TSFR1M + 2.000%	5.675%	4/16/2029	10	10
[8]	Live Nation Entertainment Inc. Term Loan B, TSFR1M + 2.000%	5.675%	10/21/2032	300	300
[8]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	50	50
[8]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR3M + 2.750%	6.427%	3/18/2033	140	138
[8]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	204	204
[8]	Organon & Co. Term Loan, TSFR1M + 2.250%	5.918%	5/19/2031	113	108
[8]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.150%	10/8/2032	175	173
[8]	Qnity Electronics Inc. Term Loan B, TSFR1M + 2.000%	5.668%	11/1/2032	5	5
[8]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.418%	11/28/2028	1	1
[8]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.670%	7/9/2032	475	474
[8]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	30	30
[8]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	130	130

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	435	434
[8]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.168%	2/28/2031	175	175
[8]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.168%	1/19/2032	514	514
[8]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.168%	8/19/2032	379	379
[8]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.168%	2/13/2033	5	5
[8]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	50	49
[8]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	60	60
Total Floating Rate Loan Interests (Cost $8,971)					8,920
Sovereign Bonds (8.9%)
	Arab Republic of Egypt	7.500%	1/31/2027	225	226
	Arab Republic of Egypt	5.800%	9/30/2027	200	198
	Arab Republic of Egypt	5.875%	2/16/2031	950	877
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	700	703
	Dominican Republic	5.950%	1/25/2027	200	201
	Dominican Republic	5.500%	2/22/2029	1,390	1,379
	Dominican Republic	4.500%	1/30/2030	1,310	1,245
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	705	708
	Federative Republic of Brazil	4.625%	1/13/2028	1,200	1,200
	Kingdom of Jordan	7.750%	1/15/2028	200	205
	Kingdom of Morocco	2.375%	12/15/2027	550	528
	Kingdom of Morocco	5.950%	3/8/2028	400	407
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	1,782	1,803
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	200	204
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	200	196
	Republic of Argentina	1.000%	7/9/2029	213	187
	Republic of Argentina	5.000%	1/9/2038	25	19
[14]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	966	809
[14]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	103	70
	Republic of Chile	3.240%	2/6/2028	800	784
	Republic of Colombia	6.500%	1/21/2033	600	586
	Republic of Colombia	5.000%	6/15/2045	200	143
	Republic of Costa Rica	6.125%	2/19/2031	2,211	2,260
[4]	Republic of Ecuador	0.000%	7/31/2030	464	388
[4]	Republic of El Salvador	9.250%	4/17/2030	1,000	1,041
[4]	Republic of Ghana	0.000%	1/3/2030	20	17
	Republic of Guatemala	4.375%	6/5/2027	400	396
	Republic of Guatemala	5.250%	8/10/2029	789	787
[4]	Republic of Guatemala	4.900%	6/1/2030	1,151	1,132
	Republic of Hungary	6.125%	5/22/2028	1,525	1,560
	Republic of Hungary	5.250%	6/16/2029	1,000	1,003
	Republic of Indonesia	5.250%	1/15/2030	600	607
	Republic of Kazakhstan	4.412%	10/28/2030	1,000	979
	Republic of Panama	3.160%	1/23/2030	1,000	936
[4]	Republic of Paraguay	4.950%	4/28/2031	950	946
	Republic of Peru	2.783%	1/23/2031	1,250	1,141
[11]	Republic of Serbia	3.125%	5/15/2027	1,592	1,819
	Republic of South Africa	5.875%	6/22/2030	2,250	2,263
	Republic of Turkiye	7.625%	4/26/2029	1,150	1,187
	Republic of Turkiye	5.950%	1/15/2031	2,600	2,503
[11]	Republic of Uzbekistan	5.100%	2/25/2029	755	874
[14]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	106	99
[11]	Romania	6.625%	9/27/2029	60	74
[11]	Romania	5.375%	3/22/2031	200	233
[11]	Romania	2.124%	7/16/2031	1,000	993
[11]	State of Israel	5.000%	10/30/2026	200	233
	State of Israel	4.500%	1/13/2031	500	490
	Sultanate of Oman	5.375%	3/8/2027	1,850	1,858
[14]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	60	32
	United Mexican States	6.000%	5/13/2030	200	206
	United Mexican States	4.750%	3/22/2031	1,973	1,925
Total Sovereign Bonds (Cost $41,452)					40,660
				Shares
Temporary Cash Investments (2.9%)
Money Market Fund (0.4%)
[15]	Vanguard Market Liquidity Fund	3.687%		14,894	1,489

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.5%)
United States Treasury Bill		3.759%–3.788%	3/18/2027	11,982	11,570
Total Temporary Cash Investments (Cost $13,052)					13,059
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/15/2026	0.550%	1,540	4
Total Options Purchased (Cost $2)					4
Total Investments (109.5%) (Cost $506,077)					502,042
Other Assets and Liabilities—Net (-9.5%)					(43,470)
Net Assets (100%)					458,572
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $528 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $546 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $124 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $99,563, representing 21.7% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security value determined using significant unobservable inputs.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of South Africa.
13	Represents an unsettled loan as of March 31, 2026. The coupon rate is not known until the settlement date.
14	Step bond.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ABS—Asset-Backed Security.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.

Short Duration Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	1,540	(1)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	1,540	(1)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	2,940	(1)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	5/20/2026	0.700%	5,000	(7)
Total Options Written (Premiums Received $10)					(10)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	89	18,463	(29)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(132)	(14,280)	12
10-Year U.S. Treasury Note	June 2026	(39)	(4,331)	10
Euro-Bobl	June 2026	(13)	(1,734)	31
Euro-Bund	June 2026	(1)	(145)	4
Euro-Schatz	June 2026	(16)	(1,956)	17
Long U.S. Treasury Bond	June 2026	(24)	(2,733)	(8)
Ultra 10-Year U.S. Treasury Note	June 2026	(22)	(2,497)	(2)
Ultra Long U.S. Treasury Bond	June 2026	(4)	(466)	2
				66
				37

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	590	USD	683	1	—
State Street Bank & Trust Co.	6/17/2026	EUR	25	USD	28	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	5,568	EUR	4,784	18	—
Toronto-Dominion Bank	6/17/2026	USD	244	EUR	209	1	—
						20	—
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V2	12/21/2030	USD	2,079	5.000	113	(41)
CDX-NA-HY-S46-V1	6/21/2031	USD	1,525	5.000	76	14
CDX-NA-IG-S45-V1	12/21/2030	USD	2,576	1.000	46	(7)
CDX-NA-IG-S46-V1	6/21/2031	USD	4,516	1.000	79	5

Short Duration Bond ETF
Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Republic of South Africa	6/21/2031	USD	114	1.000	(5)	—
Republic of Turkiye	6/21/2031	USD	293	1.000	(26)	(2)
					283	(31)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $504,588)	500,553
Affiliated Issuers (Cost $1,489)	1,489
Total Investments in Securities	502,042
Investment in Vanguard	10
Foreign Currency, at Value (Cost $31)	31
Receivables for Investment Securities Sold	14,533
Receivables for Accrued Income	4,033
Variation Margin Receivable—Centrally Cleared Swap Contracts	20
Unrealized Appreciation—Forward Currency Contracts	20
Total Assets	520,689
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	62,011
Payables to Vanguard	30
Options Written, at Value (Premiums Received $10)	10
Variation Margin Payable—Futures Contracts	61
Total Liabilities	62,117
Net Assets	458,572
At March 31, 2026, net assets consisted of:

Paid-in Capital	460,780
Total Distributable Earnings (Loss)	(2,208)
Net Assets	458,572

Net Assets
Applicable to 6,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	458,572
Net Asset Value Per Share	$76.11

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	4,776
Total Income	4,776
Expenses
The Vanguard Group—Note C
Investment Advisory Services	25
Management and Administrative	110
Marketing and Distribution	6
Custodian Fees	5
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	158
Net Investment Income	4,618
Realized Net Gain (Loss)
Investment Securities Sold[1]	28
Futures Contracts	237
Options Purchased	5
Swap Contracts	(67)
Forward Currency Contracts	58
Foreign Currencies	(2)
Realized Net Gain (Loss)	259
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,690)
Futures Contracts	35
Options Purchased	2
Options Written	—
Swap Contracts	(32)
Forward Currency Contracts	16
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(4,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	207
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $119, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	April 1, 2025[1] to September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,618	1,185
Realized Net Gain (Loss)	259	108
Change in Unrealized Appreciation (Depreciation)	(4,670)	660
Net Increase (Decrease) in Net Assets Resulting from Operations	207	1,953
Distributions
Total Distributions	(3,505)	(863)
Capital Share Transactions
Issued	367,347	93,434
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1)
Net Increase (Decrease) from Capital Share Transactions	367,347	93,433
Total Increase (Decrease)	364,049	94,523
Net Assets
Beginning of Period	94,523	—
End of Period	458,572	94,523
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	April 1, 2025[1] to September 30, 2025
Net Asset Value, Beginning of Period	$76.54	$75.00
Investment Operations
Net Investment Income[2]	1.666	1.743
Net Realized and Unrealized Gain (Loss) on Investments	(.477)	1.092
Total from Investment Operations	1.189	2.835
Distributions
Dividends from Net Investment Income	(1.469)	(1.295)
Distributions from Realized Capital Gains	(.150)	—
Total Distributions	(1.619)	(1.295)
Net Asset Value, End of Period	$76.11	$76.54
Total Return	1.57%	3.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$459	$95
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.37%	4.61%[3]
Portfolio Turnover Rate[4,5]	152%	110%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Includes 48%, and 27%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Notes to Financial Statements
Vanguard Short Duration Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date,

Short Duration Bond ETF
contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation

Short Duration Bond ETF
acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Short Duration Bond ETF
For the six months ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	188,041	—	188,041
Asset-Backed/Commercial Mortgage-Backed Securities	—	46,083	440	46,523
Corporate Bonds	—	204,835	—	204,835
Floating Rate Loan Interests	—	8,920	—	8,920
Sovereign Bonds	—	40,660	—	40,660
Temporary Cash Investments	1,489	11,570	—	13,059
Options Purchased	—	4	—	4
Total	1,489	500,113	440	502,042
Derivative Financial Instruments
Assets
Futures Contracts[1]	76	—	—	76
Forward Currency Contracts	—	20	—	20
Swap Contracts[1]	—	19	—	19
Total	76	39	—	115
Liabilities
Options Written	—	(10)	—	(10)
Futures Contracts[1]	(39)	—	—	(39)
Swap Contracts[1]	—	(50)	—	(50)
Total	(39)	(60)	—	(99)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	4	4
Unrealized Appreciation—Futures Contracts[1]	76	—	—	76

Short Duration Bond ETF
Statement of Assets and Liabilities (continued)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	19	19
Unrealized Appreciation—Forward Currency Contracts	—	20	—	20
Total Assets	76	20	23	119

Options Written, at Value	—	—	(10)	(10)
Unrealized Depreciation—Futures Contracts[1]	(39)	—	—	(39)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(50)	(50)
Total Liabilities	(39)	—	(60)	(99)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	237	—	—	237
Options Purchased	—	—	5	5
Swap Contracts	—	—	(67)	(67)
Forward Currency Contracts	—	58	—	58
Realized Net Gain (Loss) on Derivatives	237	58	(62)	233
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	35	—	—	35
Options Purchased	—	—	2	2
Options Written	—	—	—	—
Swap Contracts	—	—	(32)	(32)
Forward Currency Contracts	—	16	—	16
Change in Unrealized Appreciation (Depreciation) on Derivatives	35	16	(30)	21
F.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	506,085
Gross Unrealized Appreciation	465
Gross Unrealized Depreciation	(4,492)
Net Unrealized Appreciation (Depreciation)	(4,027)
G.	During the six months ended March 31, 2026, the fund purchased $199,031,000 of investment securities and sold $20,695,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $455,652,000 and $344,131,000, respectively. In addition, the fund purchased and sold investment securities of $99,689,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2026	April 1, 2025[1] to September 30, 2025
	Shares (000)	Shares (000)
Issued	4,790	1,235
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,790	1,235
1	Inception.

Short Duration Bond ETF
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, one shareholder was the record or beneficial owner of 58% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0442 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Short-Term Inflation-Protected Securities Index Fund

A majority of independent trustees of the board of Vanguard Short-Term Inflation-Protected Securities Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Emerging Markets Bond Fund

A majority of independent trustees of the board of Vanguard Emerging Markets Bond Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Short Duration Bond ETF

A majority of independent trustees of the board of Vanguard Short Duration Bond ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.